  M.S.D.&T.
  FUNDS, INC.

-------------------
Semi-Annual Report
-------------------

November 30, 1995




INVESTMENT ADVISER AND ADMINISTRATOR:


[LOGO OF MERCANTILE-SAFE DEPOSIT
& TRUST COMPANY APPEARS HERE]
Affiliate Mercantille Bankshares Corporation

Baltimore, MD

                               TABLE OF CONTENTS

                                                                     PAGE NUMBER
                                                                     -----------
Chairman's Letter...................................................       i
Statements of Net Assets
 Prime Money Market Fund............................................       1
 Government Money Market Fund.......................................       7
 Tax-Exempt Money Market Fund.......................................      11
 Tax-Exempt Money Market Fund (Trust)...............................      17
 Value Equity Fund..................................................      23
 International Equity Fund..........................................      29
 Intermediate Fixed Income Fund.....................................      35
 Maryland Tax-Exempt Bond Fund......................................      40
 Investment Abbreviations...........................................      46
Statements of Operations............................................      47
Statements of Changes in Net Assets.................................      49
Financial Highlights................................................      53
Notes to Financial Statements.......................................      61
Important Tax Information...........................................      68

Dear Shareholder:

It is a pleasure to send you the semi-annual report for the M.S.D.&T. Funds, Inc. (the "Company") for the six months ended November 30, 1995.

The report includes financial information on the Value Equity, International Equity, Intermediate Fixed Income and Maryland Tax-Exempt Bond Funds as well as the Prime, Government, Tax- Exempt and Tax-Exempt (Trust) Money Market Funds.

The six month period covered in this report was an exceptionally fruitful one for both equity and fixed income investors. The S&P 500 Index posted a total return of 14.9% while the Lehman Government/Corporate Intermediate Bond Index rose 4.8%. Three trends converged to create a positive investment climate. First, slower economic growth and inflation readings allowed the Federal Re-serve to begin reducing short-term interest rates in early July. Second, the U.S. and many European nations charted paths toward reduced government defi-cits. Third, the dollar staged a major rally, erasing weakness early in the year and bolstering confidence in U.S. financial markets.

The M.S.D.&T. Value Equity Fund advanced 8.5% in the six months ending Novem-ber 30, 1995(1). Since its inception in early 1991, the Fund has earned an an-nual average total return of 11.5%(1). Throughout 1995, international stock markets have underperformed the U.S. market. The M.S.D.&T. International Eq-uity Fund(2) was up 3.3% in the six month period ended November 30, 1995 while the MSCI Europe, Australia, Far East Index rose 2.5%(1).

The past six months were positive for the fixed income markets as interest rates fell about 0.5 percentage points within the intermediate area of the yield curve. Market participants were encouraged by statistics pointing to a slowing economy, lower inflation and an improving outlook on Federal fiscal policy. Additionally, the Federal Reserve reversed its restrictive monetary policy in July and began lowering short term rates. Over the six month period ended November 30, 1995, the Intermediate Fixed Income Fund enjoyed a strong 4.5% total return(1).

Also benefiting from the drop in interest rates, investors in the Maryland Tax-Exempt Bond Fund experienced a total return of 4.2% for the six month pe-riod ended November 30, 1995(1). Volatility in the municipal markets remains high due to the heightened concern of a proposed Federal flat tax and the de-fault by Orange County, California. These events have kept municipal investors skittish, although tax-exempt bonds are currently inexpensive relative to tax-able securities.

Money market yields declined as the Federal Reserve made its first move toward monetary accommodation and the markets anticipated further interest rate re-ductions. The M.S.D.&T. Money Market Funds continued to generate competitive yields while providing stability of principal. The seven-day yields for each Fund as of November 30, 1995 are detailed below:

      PRIME(3)      GOVERNMENT(3)       TAX-EXEMPT(3)       TAX-EXEMPT (TRUST)(3)
      --------      -------------       -------------       ---------------------
       5.41%            5.43%               3.36%                   3.54%
                                            5.56%(4)                5.86%(4)

The consensus economic forecast for 1996 calls for moderate 2.5% growth with a similarly moderate rate of inflation. The investment adviser's expectation is less optimistic regarding economic growth and more optimistic on the outlook for low inflation. A slowing job market, a more cautious credit environment and the lingering effects of restrictive monetary policy are expected to pro-duce anemic real GDP growth. Meanwhile, lessened cyclical price pressures and higher productivity trends should produce a decline in the inflation rate next year. As the economy and inflation slow, the investment adviser expects the Federal Reserve to take a more aggressive approach to lowering interest rates.

  The pages that follow discuss the performance, structure and strategy of each Fund, as well as providing a detailed list of assets held(5). We appreci-ate your investment in the M.S.D.&T. Funds and welcome any comments or ques-tions regarding the Funds.

                                          Sincerely,



                                          Leslie B. Disharoon
                                          Chairman and President

SHARES OF THE M.S.D.&T. FUNDS, INC. ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED, OR OTHERWISE SUPPORTED BY MERCANTILE-SAFE DEPOSIT AND TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND SUCH SHARES ARE NOT FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPO-RATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. FOR MORE COMPLETE INFORMATION ON THE M.S.D.&T. FUNDS, INC., PLEASE CALL (800) 551-2145 TO RECEIVE A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. BISYS FUNDS SERVICES SERVES AS DISTRIBUTOR.

(1) Total return and principal value of investments will fluctuate with market changes and shares, when redeemed, may be worth more or less than their origi-nal cost. Figures for the period indicated reflect fee waivers in effect, re-investment of dividends, distributions, and capital gains as well as changes in share price. Fee waivers may result in higher total returns than would oc-cur if full fees were charged. Past performance is not a guarantee of future results.

                                                                      MARYLAND
                                   VALUE  INTERNATIONAL INTERMEDIATE TAX-EXEMPT
                                  EQUITY     EQUITY     FIXED INCOME    BOND
                                   FUND       FUND          FUND        FUND
                                  ------  ------------- ------------ ----------
Total Return for the one year
 ended
 December 31, 1995..............   24.1%      8.0%         14.4%       14.6%
Inception Date..................  2/28/91    7/2/93       3/14/91      6/2/92
Average annual total return
 since inception to December 31,
 1995...........................   11.7%      10.5%         7.1%        6.7%

(2) International investing is subject to certain factors such as currency ex-change rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

(3) Investments in the money market portfolios are neither insured nor guaran-teed by the U.S. Government and there is no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Yields will fluctuate as market conditions change. Past performance is not a guaran-tee of future results.

Figures for the period indicated reflect fee waivers in effect. Fee waivers may result in higher yields than would occur if full fees were charged. Absent fee waivers, the seven-day yields for each Fund for the 7-day period ended No-vember 30, 1995 would have been:

      PRIME          GOVERNMENT               TAX-EXEMPT               TAX-EXEMPT (TRUST)
      -----          ----------               ----------               ------------------
      5.35%            5.35%                    3.28%                        3.47%

(4) Taxable Equivalent Yield. Assumes 39.6% tax bracket. A portion of income may be subject to some state and/or local taxes and for certain investors a portion of income may be subject to the Federal alternative minimum tax.

(5) The composition of the Funds' holdings is subject to change.
--------

                        THE M.S.D.&T. VALUE EQUITY FUND

The S&P 500 Index enjoyed a powerful 14.9% advance for the first half of the fiscal year. The stock market was buoyed by rising earnings, a huge rally in bonds and very strong cash flows into equity mutual funds. The early months of the period were dominated by soaring technology share prices. During the fall returns were more broad-based across sectors, with small capitalization issues posting the strongest gains.

The total return of the Value Equity Fund for the semi-annual period was 8.5%. Large holdings in financial stocks along with significant exposure to stable consumer product companies bolstered portfolio returns. However, a less than market-weight position in technology stocks and moderate cash reserve holdings led the Fund to underperform the major market averages in this time frame. As we enter the late stages of the business and earnings cycle, the investment adviser believes that stocks with more predictable revenue streams and lower multiples of earnings and book value are most likely to outperform in a fully valued market. The financial, consumer product and utility sectors are in-creasingly represented in the portfolio.

In order to achieve the Fund's objectives, the investment adviser employs a value oriented strategy. So far in 1995, the equity market has rewarded most handsomely investment strategies based on momentum and rapid sector rotation. Over the years, though, the value style has excelled at generating strong re-turns while assuming moderate risk. The M.S.D.&T. Value Equity Fund will con-tinue to invest in companies with strong franchises and solid balance sheets that are valued at discounts versus the market and the company's historic val-uation.

                    THE M.S.D.&T. INTERNATIONAL EQUITY FUND

For the six months ended November 30, 1995 the International Equity Fund re-turned 3.3% which compares favorably to the gain in the MSCI EAFE Index of 2.5%. European stocks posted the strongest returns. In the U.K., continued high levels of corporate activity, combined with a supportive bond market, boosted equities to new highs. The French market, hobbled by a strike by gov-ernment workers and politics, struggled throughout much of the period. Inter-est rate cuts in Germany pushed stocks higher. This was also the case with the other hard currency markets of the Netherlands and Switzerland. Spanish equi-ties performed well as falling bond yields prompted investors to shift assets into stocks.

Having fallen initially, the Japanese market picked up towards the end of the period, leaving it flat for the six months. Export stocks continued to do well given the relative strength of the U.S. dollar. The International Equity Fund's Japanese exposure was increased to approximately 45% of assets during the six months, slightly higher than the benchmark's allocation. Australia was the best performing market in the region returning 8.1% over the period. The market was primarily supported by metal and banking stocks. Hong Kong also provided positive returns, although many of the other Asian markets such as Malaysia declined on concerns of economic overheating.

The sub-adviser remains supportive of most world equity markets. The sub-ad-viser believes inflationary pressures remain limited and expects to see im-provements in the global economy. European markets should continue to perform well going forward. Optimism remains on Asian markets, particularly Japan, where the portfolio is overweight relative to the MSCI EAFE index. Approxi-mately one third of the exposure to Japan remains hedged back into U.S. dol-lars.

                 THE M.S.D.&T. INTERMEDIATE FIXED INCOME FUND

Over the past six months, interest rates have been tracking the economic sta-tistics. When the statistics revealed stronger than expected economic growth, interest rates rose. Alternately, when the statistics showed a weakening econ-omy and the inflation rate subsiding, interest rates fell. By the close of the semi-annual period, interest rates were down roughly 0.5 percentage points across the Treasury yield curve.

During the period, investment quality remained essentially the same with a slight increase in the Treasury sector. Combined Treasury, Government Agency and Government Mortgage exposure totaled 88% of the Fund. At this late stage in the economic cycle, the investment adviser continues to emphasize such high quality credits. Corporate yield spreads have been narrowing and do not offer much incremental yield pick up to the Treasury market. If the economy slows in 1996, these spreads should begin to widen and offer more attractive yields. The average maturity of the Fund was increased by 0.5 years to 4.5 years, with emphasis being placed in the 5 to 10 year sector of the yield curve. This helps provide a stream of steady income should short term interest rates fall in response to an easing of monetary policy by the Federal Reserve.

As a result of the decline in interest rates, the Fund enjoyed a strong rise in NAV over the period, increasing $0.16 to $10.60 per share. The Fund's 30 day SEC yield was 5.36% at November 30. Looking out over the next twelve to eighteen months, the investment adviser is forecasting interest rates trending lower as economic growth is expected to slow further in 1996. As such, invest-ments in longer term securities will be continued to be made on price weakness to ensure a continuous stream of high current income.

                  THE M.S.D.&T. MARYLAND TAX-EXEMPT BOND FUND

As the economy showed signs of weakening during the six month period ending November 30, 1995, municipal bond yields plummeted from their December 1994 highs. The market reached its new lows in November. A drastic 1.40 percentage point decline in interest rates, along with the corresponding rise in bond prices, resulted in a total return of 4.2% for the six month period ended No-vember 30, 1995 for the Maryland Tax-Exempt Bond Fund.

Even though the economic and financial condition of the State of Maryland, its counties, and agencies may not seem as bleak as during the recession of 1991-1993, the current cutbacks in government expenditures have had a negative ef-fect on the State's economy. While unemployment remains lower than the na-tional average, economic activity is still lagging that of many other parts in the Mid Atlantic region. However, tax rates remain relatively high, and the counties which increased the local "piggyback" taxes during the recession still have not rolled them back.

As a result, Maryland bond investors remain subject to relatively high Feder-al, State, and local taxes. This makes municipal bonds extremely attractive in order to achieve a similar high level of after tax income. While many state and local governments have refunded much of their higher cost debt, others are currently looking to take advantage of the present low rates. This may result in a decreased supply, relative to past fiscal years, in the months ahead.

The portfolio management philosophy of the investment adviser has been to max-imize the portfolio's after tax income while maintaining high credit quality standards. This has resulted in a 13.2 year average life for the portfolio se-curities. The investment adviser closely monitors the credit quality of all issuers of securities held by the portfolio for signs of deterioration. While the portfolio is permitted to hold securities that have a minimum rating of Baa, the adviser has thus far chosen to invest only in securities rated A or better.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                           PERCENTAGE OF
                            NET ASSETS   MATURITY    PAR       VALUE
                           ------------- --------    ---       -----
AGENCY OBLIGATIONS.......      25.6%
FEDERAL FARM CREDIT
 BANK....................       2.6%
Discount Notes
 5.71%...................                01/18/96 $6,000,000 $5,954,320
Floating Rate Notes**
 5.66%...................                02/12/96  4,000,000  4,000,000
                                                             ----------
                                                              9,954,320
                                                             ----------
FEDERAL HOME LOAN BANK...       2.6%
Floating Rate Notes**
 5.61%...................                12/20/95 10,000,000  9,994,085
                                                             ----------
FEDERAL HOME LOAN
 MORTGAGE CORP. .........       1.4%
Discount Notes
 5.53%...................                05/24/96  5,445,000  5,298,892
                                                             ----------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION.............      10.3%
Floating Rate Notes**
 5.90%...................                12/01/95 15,000,000 15,000,000
 5.67%...................                12/01/95 10,000,000  9,997,153
 5.66%...................                12/02/95 14,250,000 14,220,253
                                                             ----------
                                                             39,217,406
                                                             ----------
STUDENT LOAN MARKETING
 ASSOCIATION.............       6.1%
Floating Rate Notes**
 5.65%...................                12/05/95 11,000,000 10,995,803
 5.65%...................                12/07/95 12,560,000 12,519,426
                                                             ----------
                                                             23,515,229
                                                             ----------
TENNESSEE VALLEY
 AUTHORITY...............       2.6%
Discount Notes
 4.19%...................                09/09/96 10,000,000  9,884,157
                                                             ----------
   TOTAL AGENCY
    OBLIGATIONS
    (Cost $97,864,089)...                                    97,864,089
                                                             ----------


               See Accompanying Notes to Financial Statements.
                                       1

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                            PERCENTAGE OF
                             NET ASSETS   MATURITY    PAR       VALUE
                            ------------- --------    ---       -----
BANKERS' ACCEPTANCES......       9.8%
CoreStates Financial Corp.
 5.48%....................                01/09/96 $6,000,000 $5,964,380
 5.66%....................                02/02/96  5,000,000  4,950,475
 5.65%....................                02/05/96  5,000,000  4,948,208
Republic National Bank New
 York
 5.60%....................                01/24/96  7,000,000  6,941,200
 5.60%....................                02/14/96  6,000,000  5,930,000
Union Bank of
 Switzerland--New York
 Branch
 5.57%....................                01/03/96  9,000,000  8,954,047
                                                              ----------
   TOTAL BANKERS'
    ACCEPTANCES
    (Cost $37,688,310)....                                    37,688,310
                                                              ----------
CERTIFICATES OF DEPOSIT...      16.7%
DOMESTIC..................       8.9%
National Bank of Detroit
 5.75%....................                12/29/95 10,500,000 10,500,000
 5.85%....................                06/05/96  6,500,000  6,496,530
Wachovia Bank of North
 Carolina, N.A.
 5.75%....................                01/19/96 17,000,000 17,000,000
                                                              ----------
                                                              33,996,530
                                                              ----------
EURODOLLAR................       7.8%
Morgan Guaranty Trust Co.
 5.76%....................                01/22/96  6,000,000  6,000,245
 5.76%....................                01/31/96 10,000,000 10,000,165
Swissbank
 5.78%....................                04/03/96  7,000,000  7,000,000
Union Bank of Switzerland
 5.82%....................                02/20/96  7,000,000  7,000,306
                                                              ----------
                                                              30,000,716
                                                              ----------
   TOTAL CERTIFICATES OF
    DEPOSIT
    (Cost $63,997,246)....                                    63,997,246
                                                              ----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                           PERCENTAGE OF
                            NET ASSETS   MATURITY     PAR       VALUE
                           ------------- --------     ---       -----
COMMERCIAL PAPER.........      23.0%
CHEMICALS................       2.6%
E.I. DuPont
 5.59%...................                02/16/96 $10,000,000 $9,880,436
                                                              ----------
COMPUTER EQUIPMENT.......       1.8%
Hewlett Packard Co.
 5.60%...................                02/29/96   7,000,000  6,902,000
                                                              ----------
CONSUMER GOODS...........       1.6%
Proctor & Gamble Corp.
 5.63%...................                12/20/95   6,000,000  5,982,172
                                                              ----------
FINANCE..................       2.3%
Norwest Financial Corp.
 5.65%...................                02/22/96   9,000,000  8,882,763
                                                              ----------
FINANCIAL SERVICES.......       2.6%
Associates Corp.
 5.69%...................                02/28/96  10,000,000  9,859,331
                                                              ----------
FOODS....................       1.0%
Campbells Soup Corp. (4-2
 Paper)***
 5.45%...................                10/04/96   4,000,000  3,813,489
                                                              ----------
INSURANCE................       4.4%
Marsh & McLennan Corp.
 (4-2 Paper)***
 5.87%...................                12/01/95  17,000,000 17,000,000
                                                              ----------
PRINTING & PUBLISHING....       4.4%
Dun & Bradstreet Corp.
 5.66%...................                01/30/96  10,000,000  9,905,667
 5.63%...................                03/12/96   7,000,000  6,888,537
                                                              ----------
                                                              16,794,204
                                                              ----------
UTILITIES--ELECTRIC......       2.3%
Northern States Power Co.
 5.71%...................                12/08/95   9,000,000  8,990,007
                                                              ----------
   TOTAL COMMERCIAL PAPER
    (Cost $88,104,402)...                                     88,104,402
                                                              ----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                            PERCENTAGE OF
                             NET ASSETS   MATURITY    PAR       VALUE
                            ------------- --------    ---       -----
CORPORATE BONDS...........       5.9%
CONSUMER GOODS............       0.8%
Gillette
 4.75%....................                08/15/96 $3,000,000 $2,980,746
                                                              ----------
FINANCE...................       3.3%
General Electric Capital
 Corp.
 8.65%....................                05/01/96  5,500,000  5,561,673
 5.86%....................                08/22/96  7,000,000  7,002,851
                                                              ----------
                                                              12,564,524
                                                              ----------
OIL.......................       1.8%
Exxon Corp.
 7.75%....................                02/14/96  7,000,000  7,024,075
                                                              ----------
   TOTAL CORPORATE BONDS
    (Cost $22,569,345)....                                    22,569,345
                                                              ----------
REPURCHASE AGREEMENTS.....      19.0%
Goldman, Sachs & Co.
 (Agreement dated 11/30/95
 to be repurchased at
 $866,138 collateralized
 by $630,000 (Value
 $891,000) U.S. Treasury
 Notes, 13.375%, due
 8/15/01)
  5.75%...................                12/01/95    866,000    866,000
J.P. Morgan Securities,
 Inc.
 (Agreement dated 11/30/95
 to be repurchased at
 $19,003,101
 collateralized by
 $14,185,000 (Value
 $19,487,000) U.S.
 Treasury Notes, 9.125%,
 due 2/15/16)
  5.875%..................                12/01/95 19,000,000 19,000,000
Merrill Lynch Government
 Securities, Inc.
 (Agreement dated 11/30/95
 to be repurchased at
 $15,002,425
 collateralized by
 $15,170,000 (Value
 $15,311,000) U.S.
 Treasury Notes, 5.625%,
 due 10/31/97)
  5.82%...................                12/01/95 15,000,000 15,000,000

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                PERCENTAGE OF
                                 NET ASSETS   MATURITY     PAR        VALUE
                                ------------- --------     ---        -----
REPURCHASE AGREEMENTS --
  CONTINUED
Republic National Bank New
 York
 (Agreement dated 11/30/95 to
 be repurchased at $19,003,082
 collateralized by $16,950,000
 (Value $19,455,000) U.S.
 Treasury Notes, 7.875%, due
 11/15/04)
  5.84%.......................                12/01/95 $19,000,000 $ 19,000,000
Wachovia Bank of North
 Carolina, N.A.
 (Agreement dated 11/30/95 to
 be repurchased at $19,003,088
 collateralized by $19,075,000
 (Value $19,400,000) U.S.
 Treasury Notes, 7.25%, due
 11/30/96)
  5.85%.......................                12/01/95  19,000,000   19,000,000
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
    (Cost $72,866,000)........                                       72,866,000
                                                                   ------------
TOTAL INVESTMENTS IN
       SECURITIES
       (Cost $383,089,392*)...      100.0%                          383,089,392
LIABILITIES IN EXCESS OF OTHER
 ASSETS ......................        0.0                             (110,614)
                                    -----
                                                                   ------------
NET ASSETS (equivalent to
 $1.00 per share based on
 383,057,578 shares
 outstanding).................      100.0%                         $382,978,778
                                    =====
                                                                   ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($382,978,778 / 383,057,578)..                                           $1.00
                                                                          =====

--------
  * Aggregate cost for Federal income tax purposes.
 ** The rate shown is as of November 30, 1995 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.
*** Security was purchased pursuant to Section 4(2) of the Securities Act of 1933 and may not be resold subject to that rule except to qualified insti-tutional buyers.


               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

 -------------------------------------------------------------------------------
                            PRIME MONEY MARKET FUND
                         MATURITY SCHEDULE OF PORTFOLIO
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

          MATURITY
           PERIOD               AMOUNT PAR                  PERCENTAGE OF PORTFOLIO
        -------------          ------------                 ---------------------------------------
                                                                                     (CUM)
           1-  7 days          $152,676,000                  39.70%                  39.70%
           8- 14 days             9,000,000                   2.34%                  42.04%
          15- 30 days            26,000,000                   6.76%                  48.80%
          31- 60 days            51,000,000                  13.25%                  62.05%
          61- 90 days            83,000,000                  21.58%                  83.63%
          91-120 days            14,000,000                   3.64%                  87.27%
        Over 120 days            48,945,000                  12.73%                 100.00%
                               ------------                 -------
                               $384,621,000                 100.00%
                               ------------                 -------

                      Average Weighted Maturity -- 56 days
 -------------------------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          GOVERNMENT MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                           PECENTAGE OF
                            NET ASSETS  MATURITY     PAR        VALUE
                           ------------ --------     ---        -----
AGENCY OBLIGATIONS.......     85.1%
FEDERAL FARM CREDIT
 BANK....................      9.8%
Discount Notes
 5.71%...................               01/18/96 $ 5,800,000 $ 5,755,843
 5.59%...................               02/05/96   6,000,000   5,938,510
Floating Rate Notes**
 5.66%...................               02/12/96   6,000,000   6,000,000
 5.54%...................               02/26/96  10,000,000  10,000,000
                                                             -----------
                                                              27,694,353
                                                             -----------
FEDERAL HOME LOAN BANK...     16.0%
Discount Notes
 5.65%...................               12/12/95   5,100,000   5,091,195
 5.65%...................               12/26/95   5,105,000   5,084,970
 6.10%...................               01/02/96   6,800,000   6,765,547
 5.49%...................               04/01/96   5,000,000   4,906,458
 4.80%...................               07/12/96   5,000,000   4,979,808
 4.50%...................               09/23/96   3,500,000   3,459,075
Floating Rate Notes**
 5.61%...................               12/20/95  15,000,000  14,991,127
                                                             -----------
                                                              45,278,180
                                                             -----------
FEDERAL HOME LOAN
 MORTGAGE CORP...........     15.8%
Discount Notes
 5.80%...................               12/01/95  15,000,000  15,000,000
 5.65%...................               12/04/95  15,000,000  14,993,025
 5.54%...................               12/19/95   7,500,000   7,479,225
Notes
 5.98%...................               05/10/96   7,300,000   7,300,000
                                                             -----------
                                                              44,772,250
                                                             -----------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION.............     15.9%
Discount Notes
 5.60%...................               11/01/96  10,000,000   9,987,680
Floating Rate Notes**
 5.67%...................               12/01/95  20,000,000  19,988,451
 5.90%...................               12/01/95  15,000,000  15,000,000
                                                             -----------
                                                              44,976,131
                                                             -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          GOVERNMENT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                          PECENTAGE OF
                           NET ASSETS  MATURITY    PAR        VALUE
                          ------------ --------    ---        -----
AGENCY OBLIGATIONS --
  CONTINUED
PRIVATE EXPORT FINANCE
 CORPORATION.............     1.9%
Notes
 9.00%...................              01/31/96 $5,200,000 $ 5,225,702
                                                           -----------
STUDENT LOAN MARKETING
 ASSOCIATION.............    10.3%
Discount Notes
 5.80%...................              12/01/95 15,000,000  15,000,000
Floating Rate Notes**
 5.83%...................              12/07/95 10,000,000  10,000,000
 5.65%...................              12/07/95  4,000,000   3,987,085
                                                           -----------
                                                            28,987,085
                                                           -----------
TENNESSEE VALLEY
 AUTHORITY...............    15.4%
Discount Notes
 5.56%...................              01/18/96 12,800,000  12,704,766
 5.60%...................              01/24/96  4,500,000   4,462,200
 4.38%...................              03/04/96 10,000,000   9,963,098
Medium Term Notes
 4.13%...................              01/12/96  8,500,000   8,484,383
 4.19%...................              09/09/96  8,000,000   7,905,523
                                                           -----------
                                                            43,519,970
                                                           -----------
   TOTAL AGENCY
    OBLIGATIONS
    (Cost $240,453,671)..                                  240,453,671
                                                           -----------
U.S. TREASURY
 OBLIGATIONS.............     1.8%
U.S. Treasury Notes
 4.375%..................              08/15/96  5,000,000   4,950,176
                                                           -----------
   TOTAL U.S. TREASURY
    OBLIGATIONS (Cost
    $4,950,176)..........                                    4,950,176
                                                           -----------
REPURCHASE AGREEMENTS....    13.2%
Goldman, Sachs & Co.
 (Agreement dated
 11/30/95 to be
 repurchased at
 $2,745,000
 collateralized by
 $2,055,000 (Value
 $2,661,000) U.S.
 Treasury Notes, 9.00%,
 due 11/15/18)
  5.75%..................              12/01/95  2,661,000   2,661,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          GOVERNMENT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                PECENTAGE OF
                                 NET ASSETS  MATURITY    PAR        VALUE
                                ------------ --------    ---        -----
REPURCHASE AGREEMENTS --
  CONTINUED
J.P. Morgan Securities, Inc.
 (Agreement dated 11/30/95 to
 be repurchased at $9,232,000
 collateralized by $6,720,000
 (Value $9,000,000) U.S.
 Treasury Notes, 9.25%, due
 2/15/16)
  5.88%.......................               12/01/95 $9,000,000 $  9,000,000
Merrill Lynch Government
 Securities, Inc.
 (Agreement dated 11/30/95 to
 be repurchased at $8,171,833
 collateralized by $7,975,000
 (Value $8,000,000) U.S.
 Treasury Notes, 6.00%, due
 8/31/97)
  5.82%.......................               12/01/95  8,000,000    8,000,000
Republic National Bank New
 York
 (Agreement dated 11/30/95 to
 be repurchased at $9,217,000
 collateralized by $8,030,000
 (Value $9,000,000) U.S.
 Treasury Notes, 7.875%, due
 11/15/04)
  5.84%.......................               12/01/95  9,000,000    9,000,000
Wachovia Bank of North
 Carolina, N.A.
 (Agreement dated 11/30/95 to
 be repurchased at $9,189,000
 collateralized by $9,035,000
 (Value $9,000,000) U.S.
 Treasury Notes, 7.25%, due
 11/30/96)
  5.85%.......................               12/01/95  9,000,000    9,000,000
                                                                 ------------
   TOTAL REPURCHASE AGREEMENTS
    (Cost $37,661,000)........                                     37,661,000
                                                                 ------------
TOTAL INVESTMENTS IN
       SECURITIES
       (Cost $283,064,847*)...      100.1%                        283,064,847
LIABILITIES IN EXCESS OF OTHER
 ASSETS.......................       (0.1)                           (379,378)
                                   ------                        ------------
NET ASSETS (equivalent to
 $1.00 per share based on
 282,833,782 shares
 outstanding).................     100.00%                       $282,685,469
                                   ======                        ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($282,685,469 / 282,833,782)..                                         $1.00
                                                                        =====

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          GOVERNMENT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1995 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be re covered through demand.

 -------------------------------------------------------------------------------
                          GOVERNMENT MONEY MARKET FUND
                         MATURITY SCHEDULE OF PORTFOLIO
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

          MATURITY
           PERIOD               AMOUNT PAR                  PERCENTAGE OF PORTFOLIO
        -------------          ------------                 ---------------------------------------
                                                                                     (CUM)
           1-  7 days          $131,661,000                  46.40%                  46.40%
           8- 14 days             5,100,000                   1.79%                  48.19%
          15- 30 days            27,605,000                   9.73%                  57.92%
          31- 60 days            38,400,000                  13.54%                  71.46%
          61- 90 days            27,200,000                   9.58%                  81.04%
          91-120 days            10,000,000                   3.52%                  84.56%
        Over 120 days            43,800,000                  15.44%                 100.00%
                               ------------                 -------
                               $283,766,000                 100.00%
                               ------------                 -------

                      Average Weighted Maturity -- 58 days
--------------------------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          TAX-EXEMPT MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                            PERCENTAGE OF
                             NET ASSETS   MATURITY    PAR       VALUE
                            ------------- --------    ---       -----
ALABAMA...................      2.4%
City of Montgomery, MPB,
 PCR,
 (General Electric Co.)
 (Aaa/P-1, AAA/A-1+)
  3.85%...................                01/30/96 $1,500,000 $1,500,000
                                                              ----------
ARKANSAS..................      1.0%
City of Valdez, VRDN,
 (Exxon)
 (Aaa/P-1, AAA/A-1+)**
  3.70%...................                12/01/95    600,000    600,000
                                                              ----------
ARKANSAS..................      1.3%
Pulaski County, VRDN
 (Minnesota Mining &
 Manufacturing) (Aaa/P-1,
 AAA/A-1+)**
  3.75%...................                12/07/95    800,000    800,000
                                                              ----------
COLORADO..................      2.6%
Fort Collins, GO (Aaa, AA)
  7.30%...................                12/01/95  1,545,000  1,583,625
                                                              ----------
CONNECTICUT...............      4.0%
Connecticut Health &
 Educational Facilities,
 MPB, (Yale University)
 (Aaa/VMIG1, AAA/A-1+)
  3.55%...................                12/14/95  2,500,000  2,500,000
                                                              ----------
FLORIDA...................      4.5%
Jacksonville Electic
 Authority, TECP, LA:
 Morgan Guaranty (Aa/P-1,
 AA/A-1+)
  3.60%...................                03/14/96  2,800,000  2,800,000
                                                              ----------
ILLINOIS..................      6.0%
Illinois Educational
 Facilities, VRDN,
 (Northwestern
 University), LIC:
 Northern Trust Co.
 (Aa/VMIG1, AA-/A-1+)**
  3.75%...................                12/07/95  3,626,000  3,626,000
Village of Bedford Park,
 VRDN,
 (Minnesota Mining &
 Manufacturing)
 (Aaa/P-1, AAA/A-1+)**
  3.75%...................                12/07/95    100,000    100,000
                                                              ----------
                                                               3,726,000
                                                              ----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          TAX-EXEMPT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                          PERCENTAGE OF
                           NET ASSETS   MATURITY     PAR        VALUE
                          ------------- --------     ---        -----
INDIANA.................      3.0%
City of Mount Vernon,
 MPB, PCR,
 (General Electric Co.)
 (Aa/VMIG1, AAA/A-1+)
  3.70%.................                02/13/96 $ 1,860,000 $ 1,860,000
                                                             -----------
KENTUCKY................      4.9%
County of Jefferson, RB,
 (Kentucky LG&E)
 (Aa2/VMIG1, AA/A-1+)
  3.75%.................                02/14/96   1,000,000   1,000,000
Trimble County,
 Pollution Control
 (Aa2/VMIG1, AA/A-1+)
  3.75%.................                02/28/96   2,000,000   2,000,000
                                                             -----------
                                                               3,000,000
                                                             -----------
LOUISIANA...............      2.3%
Plaquemine Parish Port &
 Harbor Terminal
 District, MPB, (TECO
 Energy, Inc.)
 (Aa2/VMIG1, NA/NA)
  3.60%.................                02/12/96   1,450,000   1,450,000
                                                             -----------
MARYLAND................      1.6%
Montgomery County, GO,
 Consolidated Public
 Improvement
 (Aaa, AAA)
  3.65%.................                12/01/95   1,000,000   1,000,000
                                                             -----------
MICHIGAN................      2.1%
Board of Regents of the
 University of Michigan
 Hospital, VRDN
 (Aa/VMIG1, NA/NA)**
  3.80%.................                12/01/95   1,300,000   1,300,000
                                                             -----------
MINNESOTA...............      4.4%
City of Rochester, MPB,
 (Mayo Foundation/Mayo
 Clinic), SPA: Credit
 Suisse (NA/NA, AA+/A-
 1+)
  3.70%.................                02/13/96   2,700,000   2,700,000
                                                             -----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          TAX-EXEMPT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                              PERCENTAGE OF
                               NET ASSETS   MATURITY    PAR      VALUE
                              ------------- --------    ---      -----
MISSISSIPPI.................       0.8%
Jackson County, Pollution
 Control, VRDN, (Chevron)
 (Aa2/P-1, NA/NA)**
  3.65%.....................                12/01/95 $ 500,000 $ 500,000
                                                               ---------
MISSOURI....................       6.4%
Health & Educational
 Facilities Authority, VRDN,
 (Washington University
 Project), LA: Morgan
 Guaranty (Aa/VMIG1, AA-/A-
 1+)**
  3.80%.....................                12/01/95 1,000,000 1,000,000
  3.55%.....................                12/07/95 1,900,000 1,900,000
Industrial Development
 Authority of Boone County,
 VRDN,
 (Minnesota Mining &
 Manufacturing) (Aaa/P-1,
 AAA/A-1+)**
  3.75%.....................                12/07/95 1,000,000 1,000,000
                                                               ---------
                                                               3,900,000
                                                               ---------
NORTH CAROLINA..............      15.9%
City of Durham, Certificates
 of Participation, SPA:
 Wachovia Bank of North
 Carolina (Aa1/VMIG1, AAA/A-
 1+)**
  3.55%.....................                12/07/95 3,000,000 3,000,000
City of Winston-Salem, COP,
 VRDN, SPA:
 Credit Suisse (Aa1/VMIG1,
 AA+/A-1+)**
  3.75%.....................                12/07/95 3,850,000 3,850,000
North Carolina Educational
 Facilities, VRDN, (Duke
 University)
 (Aa1/VMIG1, AAA/A-1+)**
  3.70%.....................                12/07/95 3,000,000 3,000,000
                                                               ---------
                                                               9,850,000
                                                               ---------
OREGON......................       3.9%
State of Oregon, GO, VRDN,
 Veterans Welfare Board,
 LOC: Mitsubishi Bank
 (Aa3/VMIG1, NA/A-1+)**
  4.05%.....................                12/07/95 2,400,000 2,400,000
                                                               ---------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          TAX-EXEMPT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                              PERCENTAGE OF
                               NET ASSETS   MATURITY    PAR      VALUE
                              ------------- --------    ---      -----
PENNSYLVANIA................       3.7%
City of Pittsburgh, Water
 and Sewer, FGIC, Escrowed
 to Maturity (Aaa, AAA)
  5.90%.....................                09/01/96 $ 500,000 $ 507,828
Delaware County, VRDN, IDA,
 Airport Facility RB,
 (United Parcel Service)
 (Aaa/P-1, AAA/A-1+)
  3.80%.....................                12/01/95 1,800,000 1,800,000
                                                               ---------
                                                               2,307,828
                                                               ---------
SOUTH CAROLINA..............       4.5%
York County, MPB, PCR, (Duke
 Power) (Aa2/VMIG1, AA-/A-
 1+)
  3.65%.....................                02/21/96 2,400,000 2,400,000
York County, MPB, PCR, (Duke
 Power) (Aa2/VMIG1, AA-/A-
 1+)
  3.55%.....................                02/28/96   400,000   400,000
                                                               ---------
                                                               2,800,000
                                                               ---------
TEXAS.......................      11.3%
Harris County, Health
 Facilities Development,
 VRDN, (Methodist Hospital)
 (NA/NA, AA/A-1+)**
  3.80%.....................                12/01/95 1,000,000 1,000,000
Harris County, Health
 Facilities Development,
 VRDN, (St. Luke's Episcopal
 Hospital Project), LA:
 Morgan Guaranty (NA/NA,
 AA/A-1+)**
  3.80%.....................                12/01/95 1,550,000 1,550,000
Lower Colorado River, Texas
 Authority Revenue (Aaa,
 AAA)
  8.38%.....................                01/01/96   900,000   921,409
State of Texas, TAN RAN
 (NA/MIG1, NA/SP-1+)
  4.75%.....................                08/30/96 3,500,000 3,517,404
                                                               ---------
                                                               6,988,813
                                                               ---------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          TAX-EXEMPT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                          PERCENTAGE OF
                           NET ASSETS   MATURITY     PAR        VALUE
                          ------------- --------     ---        -----
VIRGINIA................      1.7%
Virginia State, GO (Aaa,
 AAA)
  6.75%.................                06/30/96 $ 1,000,000 $ 1,036,815
                                                             -----------
WISCONSIN...............      8.9%
Oak Creek, VRDN, PCR,
 (Wisconsin Electric
 Power Co.)
 (Aa3/P-1, AA/A-1+)**
  3.75%.................                12/07/95   2,100,000   2,100,000
State of Wisconsin, GO
 Notes
 (NA/MIG1, NA/SP-1+)
  6.50%.................                05/01/96   2,000,000   2,023,290
Wausau, VRDN, PCR,
 (Minnesota Mining &
 Manufacturing) (Aaa/P-
 1, AAA/A-1+)**
  4.10%.................                12/07/95   1,300,000   1,300,000
                                                             -----------
                                                               5,423,290
                                                             -----------
WYOMING.................      1.3%
Lincoln County, VRDN,
 (Exxon Corp.)
 (Aaa/P-1, AAA/A-1+)**
  3.70%.................                12/01/95     800,000     800,000
                                                             -----------
   TOTAL MUNICIPAL BONDS
    (Cost $60,826,371)..                                      60,826,371
                                                             -----------
                          PERCENTAGE OF           NUMBER OF
                           NET ASSETS              SHARES       VALUE
                          -------------           ---------     -----
INVESTMENT COMPANIES....      1.3%
Goldman Sachs ITA Tax
 Exempt Fund............                             771,544     771,544
Municipal Fund for
 Temporary
 Intestments --
 MuniFund...............                              36,357      36,357
                                                             -----------
   TOTAL INVESTMENT
    COMPANIES
    (Cost $807,901).....                                         807,901
                                                             -----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          TAX-EXEMPT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                                    PERCENTAGE OF
                                                     NET ASSETS           VALUE
                                                    -------------         -----
TOTAL INVESTMENTS IN SECURITIES
    (Cost $61,634,272*)...........................       99.8%         $61,634,272
OTHER ASSETS IN EXCESS OF LIABILITIES.............        0.2              144,422
                                                        -----          -----------
NET ASSETS (equivalent to $1.00 per share based on
 61,786,520 shares outstanding)...................      100.0%         $61,778,694
                                                        =====          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE
 ($61,778,694 / 61,786,520).......................                           $1.00
                                                                             =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1995 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.

 -------------------------------------------------------------------------------
                          TAX-EXEMPT MONEY MARKET FUND
                         MATURITY SCHEDULE OF PORTFOLIO
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

        MATURITY PERIOD        AMOUNT PAR              PERCENTAGE OF PORTFOLIO
        ---------------        -----------           -----------------------------------------
                                                                              (CUM)
          1--  7 days          $34,978,901                56.89%                56.89%
          8-- 14 days            2,500,000                 4.06%                60.95%
         15-- 30 days                    0                 0.00%                60.95%
         31-- 60 days              900,000                 1.47%                62.42%
         61-- 90 days           13,310,000                21.64%                84.06%
         91--120 days            2,800,000                 4.56%                88.62%
        Over 120 days            7,000,000                11.38%               100.00%
                               -----------           -----------
                               $61,488,901               100.00%
                               -----------           -----------

                     Average Weighted Maturity -- 52 days
--------------------------------------------------------------------------------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                          PERCENTAGE OF
                           NET ASSETS   MATURITY     PAR        VALUE
                          ------------- --------     ---        -----
ALABAMA.................      3.9%
City of Montgomery, MPB,
 PCR,
 (General Electric Co.)
 (Aaa/P-1, AAA/A-1+)
  3.65%.................                01/31/96 $ 2,000,000 $ 2,000,000
                                                             -----------
ARKANSAS................      2.0%
Pulaski County, VRDN
 (Minnesota Mining &
 Manufacturing) (Aaa/P-
 1, AAA/A-1+)**
  3.75%.................                12/07/95   1,100,000   1,100,000
                                                             -----------
COLORADO................      2.0%
Mesa County, VRDN, MBIA
 (Aaa/NA, AAA/NA)
  9.00%.................                12/01/95   1,000,000   1,020,000
                                                             -----------
CONNECTICUT.............      3.9%
Connecticut Health &
 Educational Facilities,
 MPB, (Yale University)
 (Aaa/VMIG1, AAA/A-1+)
  3.55%.................                12/14/95   2,000,000   2,000,000
                                                             -----------
FLORIDA.................      3.9%
Jacksonville Electric
 Authority, TECP, LA:
 Morgan Guaranty (Aa/P-
 1, AA/A-1+)
  3.70%.................                01/31/96     500,000     500,000
  3.60%.................                03/14/96   1,500,000   1,500,000
                                                             -----------
                                                               2,000,000
                                                             -----------
ILLINOIS................      8.2%
City of Chicago, MBIA,
 Prerefunded
 (Aaa, AAA)
  7.63%.................                05/31/96   1,500,000   1,559,536
Illinois Educational
 Facilities, VRDN,
 (Northwestern
 University), LIC:
 Northern Trust Co.
 (Aa/VMIG1, AA-/A-1+)**
  3.75%.................                12/07/95   2,093,000   2,093,000
Village of Bedford Park,
 VRDN,
 (Minnesota Mining &
 Manufacturing) (Aaa/P-
 1, AAA/A-1+)**
  3.75%.................                12/07/95     600,000     600,000
                                                             -----------
                                                               4,252,536
                                                             -----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                           PERCENTAGE OF
                            NET ASSETS   MATURITY    PAR      VALUE
                           ------------- --------    ---      -----
KENTUCKY..................     5.7%
City of Cynthiana, VRDN,
 PCR,
 (Minnesota Mining &
 Manufacturing) (Aaa/P-1,
 AAA/A-1+)**
  3.75%...................               12/07/95 $ 100,000 $ 100,000
County of Jefferson, RB,
 (Kentucky LG&E)
 (Aa2/VMIG1, AA/A-1+)
  3.75%...................               02/14/96 1,850,000 1,850,000
Trimble County, Pollution
 Control
 (Aa2/VMIG1, AA/A-1+)
  3.75%...................               02/28/96 1,000,000 1,000,000
                                                            ---------
                                                            2,950,000
                                                            ---------
LOUISIANA.................     3.5%
East Baton Rouge Parish,
 MPB, PCR,
 (Exxon Corp.) (Aaa/P-1,
 AAA/A-1+)**
  3.80%...................               12/01/95 1,000,000 1,000,000
Lake Charles, Harbor &
 Terminal District, VRDN,
 (Conoco Inc. Project),
 (E.I. DuPont) (Aa2/P-1,
 AA/A-1+)**
  3.75%...................               12/01/95   800,000   800,000
                                                            ---------
                                                            1,800,000
                                                            ---------
MARYLAND..................     1.9%
Montgomery County, GO,
 Consolidated Public
 Improvement (Aaa, AAA)
  3.65%...................               12/01/95 1,000,000 1,000,000
                                                            ---------
MICHIGAN..................     2.1%
Board of Regents of the
 University of Michigan
 Hospital, VRDN (Aa/VMIG1,
 NA/NA)**
  3.80%...................               12/01/95 1,100,000 1,100,000
                                                            ---------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                         PERCENTAGE OF
                          NET ASSETS   MATURITY     PAR        VALUE
                         ------------- --------     ---        -----
MINNESOTA...............      5.8%
City of Rochester, MPB,
 (Mayo Foundation/Mayo
 Clinic), SPA:
 Credit Suisse (NA/NA,
 AA+/A-1+)
  3.75%.................               01/24/96 $ 1,000,000 $ 1,000,000
  3.70%.................               02/13/96   1,000,000   1,000,000
Southern Minnesota
 Municipal Power
 (Aaa, AAA)
  7.13%.................               01/01/96   1,000,000   1,022,896
                                                            -----------
                                                              3,022,896
                                                            -----------
MISSISSIPPI.............      6.4%
Harrison County,
 Pollution Control,
 VRDN, RB, (E.I. DuPont)
 (Aa3/P-1, AA-/A-1+)**
  3.80%.................               12/01/95   1,500,000   1,500,000
Jackson County,
 Pollution Control,
 VRDN, (Chevron) (Aa2/P-
 1, NA/NA)**
  3.65%.................               12/01/95   1,800,000   1,800,000
                                                            -----------
                                                              3,300,000
                                                            -----------
MISSOURI................      3.5%
Health & Educational
 Facilities Authority,
 VRDN, (Washington
 University Project),
 LA: Morgan Guaranty
 (Aa/VMIG1, AA-.A-1+)**
  3.80%.................               12/01/95     500,000     500,000
  3.55%.................               12/07/95   1,300,000   1,300,000
                                                            -----------
                                                              1,800,000
                                                            -----------
NORTH CAROLINA..........     10.4%
City of Durham,
 Certificates of
 Participation, SPA:
 Wachovia Bank of North
 Carolina (Aa1/VMIG1,
 AAA/A-1+)**
  3.55%.................               12/07/95   2,000,000   2,000,000
City of Winston-Salem,
 COP, VRDN, SPA:
 Credit Suisse
 (Aa1/VMIG1, AA+/A-1+)**
  3.75%.................               12/07/95   1,500,000   1,500,000

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                            PERCENTAGE OF
                             NET ASSETS   MATURITY    PAR       VALUE
                            ------------- --------    ---       -----
NORTH CAROLINA --
  CONTINUED
North Carolina Educational
 Facilities, VRDN,
 (Duke University)
 (Aa1/VMIG1, AAA/A-1+)**
  3.70%...................                12/07/95 $1,900,000 $1,900,000
                                                              ----------
                                                               5,400,000
                                                              ----------
OREGON....................       2.7%
State of Oregon, GO, VRDN,
 Veterans Welfare Board,
 LOC: Sanwa Bank
 (Aa3/VMIG1, NA/A-1+)**
  4.05%...................                12/07/95  1,400,000  1,400,000
                                                              ----------
PENNSYLVANIA..............       4.8%
City of Pittsburgh, Water
 and Sewer, FGIC,
 Escrowed to Maturity
 (Aaa, AAA)
  5.90%...................                09/01/96    500,000    507,828
Delaware County, VRDN,
 IDA, Airport Facility RB,
 (United Parcel Service)
 (Aaa/P-1, AAA/A-1+)**
  3.80%...................                12/01/95  2,000,000  2,000,000
                                                              ----------
                                                               2,507,828
                                                              ----------
SOUTH CAROLINA............       6.8%
City of Charlestown, Water
 and Sewer, RB
 (Aaa, AAA)
  7.50%...................                01/01/96  1,000,000  1,018,953
York County, MPB, PCR,
 (Duke Power) (Aa2/VMIG1,
 AA-/A-1+)
  3.65%...................                02/21/96  1,500,000  1,500,000
  3.55%...................                02/28/96  1,000,000  1,000,000
                                                              ----------
                                                               3,518,953
                                                              ----------
TEXAS.....................      12.6%
Harris County, Health
 Facilities Development,
 VRDN, (St. Luke's
 Episcopal Hospital
 Project), LA: Morgan
 Guaranty (NA/NA, AA/A-
 1+)**
  3.80%...................                12/01/95  2,500,000  2,500,000

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                            PERCENTAGE OF
                             NET ASSETS   MATURITY    PAR       VALUE
                            ------------- --------    ---       -----
TEXAS -- CONTINUED
Harris County, Health
 Facilities Development,
 VRDN, RB, (Methodist
 Hospital)
 (A/NA, A-/NA)**
  3.80%...................                12/01/95 $1,500,000 $1,500,000
State of Texas, TAN, RAN
 (NA/MIG1, NA/SP-1+)
  4.75%...................                08/30/96  2,500,000  2,513,114
                                                              ----------
                                                               6,513,114
                                                              ----------
WISCONSIN.................      8.3%
Oak Creek, VRDN, PCR,
 (Wisconsin Electric Power
 Co.)
 (Aa3/P-1, AA/A-1+)
  3.75%...................                12/07/95  2,100,000  2,100,000
State of Wisconsin, GO
 Notes
 (NA/MIG1, NA/SP-1+)
  6.50%...................                05/01/96  2,000,000  2,023,290
Wausau, VRDN, PCR,
 (Minnesota Mining &
 Manufacturing) (Aaa/P-1,
 AAA/A-1+)**
  4.10%...................                12/07/95    200,000    200,000
                                                              ----------
                                                               4,323,290
                                                              ----------
WYOMING...................      1.0%
Lincoln County, VRDN,
 (Exxon Corp.)
 (Aaa/P-1, AAA/A-1+)**
  3.80%...................                12/01/95    500,000    500,000
                                                              ----------
   TOTAL MUNICIPAL BONDS
    (Cost $51,508,617)....                                    51,508,617
                                                              ----------
                                                     NUMBER
                                                   OF SHARES
                                                   ---------
INVESTMENT COMPANIES......      0.2%
Goldman Sachs ITA Tax
 Exempt Fund..............                             94,969     94,969
Municipal Fund for
 Temporary Intestments --
 MuniFund.................                             20,062     20,062
                                                              ----------
   TOTAL INVESTMENT
    COMPANIES
    (Cost $115,031).......                                       115,031
                                                              ----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                      STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                          PERCENTAGE OF
                                           NET ASSETS              VALUE
                                          -------------            -----
TOTAL INVESTMENTS IN SECURITIES
    (Cost $51,623,648*).................       99.6%            $51,623,648
OTHER ASSETS IN EXCESS OF LIABILITIES...        0.4                 181,688
                                              -----             -----------
NET ASSETS (equivalent to $1.00 per
 share based on 51,808,363 shares
 outstanding)...........................      100.0%            $51,805,336
                                              =====             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE
 ($51,805,336 / 51,808,363).............                              $1.00
                                                                      =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1995 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be re covered through demand.

-------------------------------------------------------------------------------
                     TAX-EXEMPT MONEY MARKET FUND (TRUST)
                         MATURITY SCHEDULE OF PORTFOLIO
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

          MATURITY
           PERIOD               AMOUNT PAR                    PERCENTAGE OF PORTFOLIO
          --------              ----------                    ------------------------------------------
                                                                                         (CUM)
          1--  7 days           $29,608,031                    57.54%                    57.54%
          8-- 14 days                     0                     0.00%                    57.54%
         15-- 30 days             2,000,000                     3.88%                    61.42%
         31-- 60 days             3,000,000                     5.83%                    67.25%
         61-- 90 days             8,850,000                    17.20%                    84.45%
         91--120 days             1,500,000                     2.92%                    87.37%
        Over 120 days             6,500,000                    12.63%                   100.00%
                                -----------                   -------
                                $51,458,031                   100.00%
                                -----------                   -------

                     Average Weighted Maturity -- 49 days
--------------------------------------------------------------------------------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                               VALUE EQUITY FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                      PERCENTAGE OF NUMBER OF
                                       NET ASSETS     SHARES      VALUE
                                      ------------- ---------     -----
COMMON STOCK.........................     87.9%
AUTOMOTIVE...........................      1.1%
  General Motors Corp. ..............                   22,000 $  1,067,000
                                                               ------------
BANKS................................      4.7%
  Barnett Banks, Inc.................                   23,100    1,388,888
  CoreStates Financial Corp..........                   34,900    1,352,375
  J.P. Morgan........................                   27,000    2,119,500
                                                               ------------
                                                                  4,860,763
                                                               ------------
BEVERAGES............................      3.1%
  Adolph Coors Co....................                   49,000      992,250
  Pepsico Inc........................                   37,500    2,071,875
                                                               ------------
                                                                  3,064,125
                                                               ------------
CHEMICALS............................      3.0%
  Betz Laboratories Inc. ............                   44,000    1,771,000
  Imperial Chemical ADR..............                   25,500    1,192,125
                                                               ------------
                                                                  2,963,125
                                                               ------------
COMPUTER EQUIPMENT...................      1.2%
  Apple Computer Co..................                   32,000    1,220,000
                                                               ------------
COMPUTER SOFTWARE....................      1.6%
  Novell Inc.*.......................                   92,500    1,560,932
                                                               ------------
COSMETICS............................      2.3%
  Tambrands, Inc.....................                   44,500    2,319,563
                                                               ------------
DRUGS................................      7.0%
  Bristol-Myers Squibb Co. ..........                   31,500    2,527,875
  Pfizer Inc. .......................                   39,400    2,285,200
  Warner Lambert Co. ................                   25,500    2,275,875
                                                               ------------
                                                                  7,088,950
                                                               ------------
ELECTRICAL EQUIPMENT.................      4.0%
  ASEA ADR...........................                   12,000    1,158,000
  General Electric Co................                   26,000    1,748,500
  Hubbell, Inc. "B"..................                   17,900    1,094,138
                                                               ------------
                                                                  4,000,638
                                                               ------------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                               VALUE EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                                         NUMBER
                                           PERCENTAGE OF   OF
                                            NET ASSETS   SHARES    VALUE
                                           ------------- ------    -----
COMMON STOCK -- CONTINUED
FINANCIAL SERVICES........................     1.5%
  HF Amhanson.............................                57,000 $1,524,750
                                                                 ----------
FOOD PROCESSING...........................     1.4%
  Universal Foods.........................                41,500  1,447,313
                                                                 ----------
FOODS.....................................     3.6%
  McCormick & Co., Inc. ..................                78,000  1,862,250
  Nestle Registered ADR...................                32,000  1,708,077
                                                                 ----------
                                                                  3,570,327
                                                                 ----------
HOME FURNISHINGS..........................     1.5%
  Maytag Corp.............................                73,000  1,487,375
                                                                 ----------
INSURANCE.................................     7.0%
  Chubb Corp..............................                24,000  2,334,000
  First Colony Corp. .....................                68,700  1,786,200
  Lincoln National Corp...................                29,200  1,365,100
  Unum Corp...............................                30,000  1,623,750
                                                                 ----------
                                                                  7,109,050
                                                                 ----------
IRON/STEEL................................     1.4%
  Worthington Industries..................                70,500  1,383,563
                                                                 ----------
MACHINERY & HEAVY EQUIPMENT...............     3.4%
  Giddings & Lewis Inc....................               117,500  1,850,625
  Illinois Tool Works, Inc. ..............                24,400  1,546,350
                                                                 ----------
                                                                  3,396,975
                                                                 ----------
MEDICAL INSTRUMENTS & SUPPLIES............     2.2%
  Johnson & Johnson.......................                25,000  2,165,625
                                                                 ----------
MULTI-INDUSTRY............................     2.9%
  Hanson PLC ADR..........................                92,000  1,403,000
  Minnesota Mining & Manufacturing Co.....                22,500  1,473,750
                                                                 ----------
                                                                  2,876,750
                                                                 ----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                               VALUE EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                                        NUMBER
                                          PERCENTAGE OF   OF
                                           NET ASSETS   SHARES    VALUE
                                          ------------- ------    -----
COMMON STOCK -- CONTINUED
NATURAL GAS..............................     3.1%
  Equitable Resources Inc................                52,825 $1,624,369
  Questar Corp...........................                45,400  1,469,825
                                                                ----------
                                                                 3,094,194
                                                                ----------
OIL......................................     5.8%
  Amoco Corp.............................                29,025  1,966,444
  Atlantic Richfield Co..................                16,350  1,771,931
  Exxon Corp.............................                26,900  2,081,388
                                                                ----------
                                                                 5,819,763
                                                                ----------
OIL EQUIPMENT & SERVICES.................     2.6%
  Landmark Graphics Corp.*...............                62,500  1,250,000
  Schlumberger Ltd. ADR..................                21,300  1,352,550
                                                                ----------
                                                                 2,602,550
                                                                ----------
PAPER & FOREST PRODUCTS..................     0.9%
  Glatfelter (P.H.) Co...................                46,500    889,313
                                                                ----------
PRINTING & PUBLISHING....................     1.9%
  Dun & Bradstreet Corp..................                29,900  1,865,013
                                                                ----------
RETAIL DEPARTMENT STORES.................     1.8%
  May Department Stores Co...............                41,300  1,801,713
                                                                ----------
RETAIL MERCHANDISING.....................     1.3%
  Pier 1 Imports, Inc....................               122,325  1,330,284
                                                                ----------
SHOES....................................     1.3%
  Stride Rite............................               145,500  1,273,125
                                                                ----------
TECHNOLOGY...............................     2.4%
  Motorola, Inc..........................                40,000  2,450,000
                                                                ----------
TECHNOLOGY-SOFTWARE......................     1.5%
  Auto Desk..............................                42,350  1,492,838
                                                                ----------
TELECOMMUNICATIONS.......................     2.4%
  GTE Corp...............................                55,750  2,376,344
                                                                ----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                               VALUE EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                                         NUMBER
                                           PERCENTAGE OF   OF
                                            NET ASSETS   SHARES   VALUE
                                           ------------- ------   -----
COMMON STOCK -- CONTINUED
TEXTILES & APPAREL........................     0.3%
  Delta Woodside Corp.....................               53,600 $  348,400
                                                                ----------
UTILITIES-ELECTRIC........................     5.2%
  Dayton Power & Light Co.................               64,500  1,548,000
  Northeast Utilities, Inc................               81,875  1,954,766
  Texas Utilities.........................               43,500  1,674,750
                                                                ----------
                                                                 5,177,516
                                                                ----------
UTILITIES-TELEPHONE.......................     4.5%
  BellSouth Corp..........................               66,000  2,565,750
  MCI Communications......................               72,300  1,934,025
                                                                ----------
                                                                 4,499,775
                                                                ----------
   TOTAL COMMON STOCK
    (Cost $74,907,886)....................                      88,127,652
                                                                ----------
PREFERRED STOCK...........................     1.3%
  News Corp. Ltd..........................               70,000  1,321,250
                                                                ----------
   TOTAL PREFERRED STOCK
    (Cost $1,409,551).....................                       1,321,250
                                                                ----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                               VALUE EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                PERCENTAGE OF
                                 NET ASSETS   MATURITY    PAR        VALUE
                                ------------- --------    ---        -----
CORPORATE BONDS................     1.5%
AUTOMOBILES
 Ford Motor Credit Corp. FRN***
  5.88%........................               03/14/97 $1,500,000 $  1,500,000
                                                                  ------------
   TOTAL CORPORATE BONDS
    (Cost $1,500,000)..........                                      1,500,000
                                                                  ------------
U.S. TREASURY OBLIGATIONS......     2.8%
U.S. Treasury Notes
 7.25%.........................               11/30/96  2,750,000    2,798,180
                                                                  ------------
   TOTAL U.S. TREASURY
    OBLIGATIONS
    (Cost $2,743,304)..........                                      2,798,180
                                                                  ------------
REPURCHASE AGREEMENT...........     6.3%
Goldman Sachs & Co.
 (Agreement dated 11/30/95 to
 be repurchased at $6,472,000,
 collateralized by $5,140,000
 (Value $6,286,000) U.S.
 Treasury Notes, 8.125%, due
 8/15/21)
  5.75%........................               12/01/95  6,286,000    6,286,000
                                                                  ------------
   TOTAL REPURCHASE AGREEMENT
    (Cost $6,286,000)..........                                      6,286,000
                                                                  ------------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                               VALUE EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                                PERCENTAGE OF
                                                 NET ASSETS          VALUE
                                                -------------        -----
TOTAL INVESTMENTS IN SECURITIES
 (Cost $86,846,741**)..........................      99.8%        $100,033,082
OTHER ASSETS IN EXCESS OF LIABILITIES..........       0.2%             238,916
                                                    -----         ------------
NET ASSETS (equivalent to $14.36 per share
 based on 6,982,520 shares outstanding)........     100.0%        $100,271,998
                                                    =====         ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE
 ($100,271,998 / 6,982,520)....................                         $14.36
                                                                        ======

--------
*Non-income producing securities.
**Cost for Federal income tax purposes is $86,918,612. . The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Excess of value over tax cost........ $14,828,414
           Excess of tax cost over value........ $(1,570,202)

***The rate shown is as of November 30, 1995 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                          PERCENTAGE OF NUMBER OF
                           NET ASSETS    SHARES      VALUE
                          ------------- ---------    -----
COMMON STOCK,
PREFERRED STOCK,
WARRANTS & RIGHTS.......      98.6%
AUSTRALIA...............       2.6%
AAPC Ltd................                 398,000  $   221,930
Australian Gas and
 Light..................                  90,000      316,502
Australian National In-
 dustries...............                 583,000      468,129
Broken Hill Proprie-
 tary...................                  37,400      509,413
QNI Ltd*................                 169,000      353,074
                                                  -----------
                                                    1,869,048
                                                  -----------
DENMARK.................       0.8%
Tele Danmark 'B'*.......                  10,000      545,127
                                                  -----------
FRANCE..................       7.3%
Alcatel Alsthom.........                   2,400      200,404
Christian Dior..........                   5,500      531,274
Cie de Suez.............                   9,470      355,824
CMB Packaging*..........                  11,500      506,694
Danone..................                   2,800      439,157
Lafarge Coppee S.A.
 Bearer.................                  10,040      639,152
Pinault Printemps La
 Redoute................                   2,500      471,932
Societe Generale........                  15,600      363,407
Societe Generale
 D'Enterprises (SGE)....                   5,200      608,812
Societe Nationale Elf
 Aquitaine..............                   8,500      596,250
TV Francaise 1..........                   5,500      544,529
                                                  -----------
                                                    5,257,435
                                                  -----------
GERMANY.................       5.2%
Asko Deutsche Kaufhaus..                     600      278,155
Bilfinger & Berger......                   1,000      384,710
Commerzbank AG..........                   2,200      507,208
Deutsche Bank...........                   8,800      411,612
Linde AG................                     700      410,969
Mannesman AG............                   2,020      648,807
Siemens Bearer..........                   1,000      520,327
Veba....................                  14,000      571,045
                                                  -----------
                                                    3,732,833
                                                  -----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                        PERCENTAGE OF NUMBER OF
                                         NET ASSETS    SHARES     VALUE
                                        ------------- ---------   -----
COMMON STOCK, PREFERRED STOCK,
WARRANTS & RIGHTS -- CONTINUED
HONG KONG..............................      5.3%
Hong Kong Electric.....................                219,000  $ 734,705
HSBC Holdings..........................                 65,600    966,808
Hutchinson Whampoa.....................                140,000    790,936
Sun Hung Kai Properties................                 71,000    571,386
Swire Pacific..........................                 95,000    718,474
                                                                ---------
                                                                3,782,309
                                                                ---------
ITALY..................................      3.2%
Ente Nazionale Idrocarburi (ENI).......                150,000    492,350
Fiat Preferred*........................                170,000    295,473
Istituto Nazionale delle Assicurazioni
 (INA)*................................                380,000    456,151
Telecom Italia.........................                340,000    548,432
Unicem Ordinary........................                 90,000    493,757
                                                                ---------
                                                                2,286,163
                                                                ---------
JAPAN..................................     44.8%
18th Bank..............................                 87,000    778,055
Canon Inc..............................                 48,000    846,252
Dowa Fire & Marine.....................                 68,000    344,923
Eisai Co...............................                 46,000    810,991
Fuji Machine Mfg.......................                 17,000    641,288
Fuji Photo Film........................                 38,000    943,169
Hirose Electric........................                 13,650    832,202
Hitachi Limited........................                100,000  1,014,478
Ito Yokado Co..........................                 15,000    830,296
Itochu Corp............................                105,000    698,069
Kamigumi Co............................                 70,000    639,121
Kurimoto Iron..........................                 46,000    466,660
Mabuchi Motors.........................                 11,000    682,557
Mitsubishi Bank........................                 40,000    874,618
Mitsubishi Heavy Industries............                135,000  1,078,351
Mitsui Fudosan.........................                 72,000    893,529
Mitsui Petrochemical Ind...............                 68,000    567,280
Mitubishi Electric.....................                140,000  1,042,450

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                       PERCENTAGE OF NUMBER OF
                                        NET ASSETS    SHARES     VALUE
                                       ------------- ---------   -----
COMMON STOCK, PREFERRED STOCK,
WARRANTS & RIGHTS -- CONTINUED
JAPAN -- CONTINUED
NGK Spark Plug Co.....................                 67,000  $  864,473
Nippon Comsys Corp....................                 57,000     600,709
Nippondenso...........................                 39,000     722,151
NKK Corp*.............................                350,000     965,232
Nomura Securities.....................                 36,000     709,150
NTN Corp..............................                105,000     696,001
Rinnai Corp...........................                 47,300   1,001,625
Ryobi.................................                110,000     568,797
Sanwa Bank............................                 46,000     892,544
Shikoku Electric Power................                 26,520     626,888
Shimachu..............................                 37,000     991,234
Shimano Industries....................                 48,000     841,524
Shin-Etsu Chemical....................                 38,000     785,974
Shizuoka Bank.........................                 44,000     559,046
Sony Corp.............................                 17,000     904,166
Sumitomo Bank.........................                 48,000     926,622
Sumitomo Electric Industries..........                 55,000     644,637
Sumitomo Forestry.....................                 47,000     634,197
Suzuki Motor..........................                110,000   1,224,268
TDK Corp..............................                 19,000     965,626
Tokyo Ohka Kogyo......................                 12,000     346,301
Toppan Printing Co....................                 55,000     715,059
Toyota Motor Co.......................                 48,000     950,261
                                                               ----------
                                                               32,120,774
                                                               ----------
MALAYSIA..............................     1.3%
Aluminium Co. of Malaysia.............                104,000     159,937
Malaysia International Shipping
 Corp.................................                119,666     292,560
Malaysian Airline Systems.............                 55,000     161,574
Sime Darby Berhad.....................                132,000     340,932
                                                               ----------
                                                                  955,003
                                                               ----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                         PERCENTAGE OF NUMBER OF
                                          NET ASSETS    SHARES     VALUE
                                         ------------- ---------   -----
COMMON STOCK, PREFERRED STOCK,
WARRANTS & RIGHTS -- CONTINUED
NETHERLANDS.............................     4.2%
Akzo Nobel..............................                 2,600   $ 294,142
Hagemeyer...............................                13,000     657,399
ING.....................................                 8,720     571,419
Philips Electronics.....................                10,000     393,796
Vendex..................................                17,000     492,895
Ver Ned Uitgev Ver Bezit (VNU)..........                 4,350     614,480
                                                                 ---------
                                                                 3,024,131
                                                                 ---------
SINGAPORE...............................     2.6%
Development Bank of Singapore...........                45,750     535,173
Jurong Shipyard.........................                34,000     232,608
Singapore Airlines......................                59,000     552,134
United Overseas Bank....................                61,244     551,425
                                                                 ---------
                                                                 1,871,340
                                                                 ---------
SPAIN...................................     2.5%
Acerinox................................                 4,000     401,545
Argentaria..............................                14,250     558,880
Iberdrola SA............................                68,000     574,842
Telefonica de Espana....................                19,000     262,548
                                                                 ---------
                                                                 1,797,815
                                                                 ---------
SWEDEN..................................     2.6%
Atlas Copco AB Series A.................                32,000     482,630
Electrolux AB 'B'.......................                20,600     883,434
Stora Kopparbergs.......................                40,000     502,739
                                                                 ---------
                                                                 1,868,803
                                                                 ---------
SWITZERLAND.............................     4.6%
Brown Boveri & Cie Bearer...............                   480     552,092
Ciba Geigy A.G. Registered..............                 1,000     892,890
Nestle SA Registered....................                   500     533,774
Roche Holdings 1/10 PC Non-Voting.......                    90     680,914
Swiss Bank Corp. Bearer.................                 1,575     628,005
                                                                 ---------
                                                                 3,287,675
                                                                 ---------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                        PERCENTAGE OF NUMBER OF
                                         NET ASSETS    SHARES     VALUE
                                        ------------- ---------   -----
COMMON STOCK, PREFERRED STOCK,
WARRANTS & RIGHTS -- CONTINUED
UNITED KINGDOM.........................     11.5%
Albright & Wilson*.....................                105,000  $  252,939
BAT Industries.........................                 35,000     298,444
British Gas............................                 77,400     288,264
British Pretroleum.....................                 40,760     320,752
British Telecom........................                 90,000     519,648
BTR Warrants*..........................                    988         363
Coats Viyella..........................                100,000     273,781
Grand Metropolitan.....................                 45,000     304,218
Greenalls Group........................                 60,000     492,805
Guardian Royal Exchange................                 90,000     371,669
Hanson.................................                 95,000     284,067
Hillsdown Holdings.....................                 87,000     206,253
Inchcape...............................                 60,000     217,495
Ladbroke Group.........................                117,000     257,690
Lex Service............................                 55,666     246,058
Lloyds Abbey Life......................                 40,000     280,205
MEPC...................................                 50,000     298,253
National Westminster Bank..............                 50,000     511,618
North West Water.......................                 33,200     303,153
Peninsular & Oriental Steam
 Navigation............................                 41,000     304,768
Powergen...............................                 38,000     128,448
Racal Electronics......................                 76,000     292,930
Sears..................................                245,000     374,728
Siebe..................................                 27,000     311,789
T&N....................................                108,461     216,488
Tesco..................................                 60,000     265,215
Tomkins................................                 78,000     317,341
Unigate................................                 45,000     287,011
                                                                ----------
                                                                 8,226,393
                                                                ----------
UNITED STATES..........................      0.1%
U.S. Industries........................                  1,000      16,250
                                                                ----------
 TOTAL COMMON STOCK, PREFERRED STOCK,
  WARRANTS & RIGHTS
  (Cost $70,023,774)...................                         70,641,099
                                                                ----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                    PERCENTAGE OF
                                     NET ASSETS   MATURITY   PAR       VALUE
                                    ------------- --------   ---       -----
SHORT-TERM INVESTMENTS.............       1.2%
Eurodollar Time Deposit
State Street Bank & Trust Co.
  3.25.............................               12/01/95 $825,000 $   825,000
                                                                    -----------
 TOTAL SHORT-TERM INVESTMENTS (Cost
  $825,000)........................                                     825,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $70,848,774**)..............      99.8%                       71,466,099
OTHER ASSETS IN EXCESS OF
 LIABILITIES.......................       0.2                           165,289
                                        -----                       -----------
NET ASSETS (equivalent to $11.97
 per share based on 5,983,345
 shares outstanding)...............     100.0%                      $71,631,388
                                        =====                       ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($71,631,388 / 5,983,345).........                                      $11.97
                                                                         ======

--------
 * Non-income producing securities.
** Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Excess of value over tax cost....... $  5,092,366
           Excess of tax cost over value....... $ (4,475,041)

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         INTERMEDIATE FIXED INCOME FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                  PERCENTAGE OF
                                   NET ASSETS   MATURITY    PAR       VALUE
                                  ------------- --------    ---       -----
AGENCY OBLIGATIONS...............     20.5%
FEDERAL HOME LOAN BANK...........      2.4%
 Medium Term Notes
  6.34%..........................               06/13/05 $1,000,000 $1,023,640
                                                                    ----------
FEDERAL HOME LOAN MORTGAGE
 CORP............................      5.3%
 Medium Term Notes
  7.31%..........................               09/03/99  1,000,000  1,008,810
  8.14%..........................               05/20/04  1,000,000  1,042,710
 Mortgage Backed Securities
  6.50%..........................               03/01/08    188,918    188,682
                                                                    ----------
                                                                     2,240,202
                                                                    ----------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION.....................      5.0%
 Medium Term Notes
  6.08%..........................               09/03/03    500,000    490,870
 Mortgage Backed Securities
  6.00% (Pool #227994)...........               07/01/08    804,856    790,514
  7.50% (Pool #282608)...........               05/01/09    828,028    847,950
                                                                    ----------
                                                                     2,129,334
                                                                    ----------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION.....................      7.8%
 Mortgage Backed Securities
  8.00% (Pool #312726)...........               10/15/06     69,423     72,134
  8.00% (Pool #308751)...........               11/15/06    311,457    323,622
  8.00% (Pool #319511)...........               12/15/06     90,090     93,609
  6.50% (Pool #351994)...........               12/15/08    271,541    272,388
  6.50% (Pool #359462)...........               01/15/09    302,692    303,636
  6.00% (Pool #372668)...........               01/15/09    918,891    905,677
  8.00% (Pool #389481)...........               04/15/09    312,694    324,908
  8.00% (Pool #401484)...........               11/15/09    983,731  1,022,157
                                                                    ----------
                                                                     3,318,131
                                                                    ----------
   TOTAL AGENCY OBLIGATIONS
    (Cost $8,562,108)............                                    8,711,307
                                                                    ----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         INTERMEDIATE FIXED INCOME FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                    PERCENTAGE OF
                                     NET ASSETS   MATURITY   PAR       VALUE
                                    ------------- --------   ---       -----
CORPORATE BONDS...................      10.1%
BEVERAGES.........................       0.5%
Coca-Cola Co., Inc. (Aa3, AA)
 7.875%...........................                09/15/98 $200,000 $   211,000
                                                                    -----------
CHEMICALS.........................       0.6%
E.I. DuPont de Nemours & Co. (Aa3,
 AA-)
 6.00%............................                12/01/01  250,000     251,250
                                                                    -----------
FINANCE...........................       1.9%
General Electric Capital Corp.
 (Aaa, AAA)
 6.125%...........................                04/15/97  500,000     503,750
Norwest Financial Inc. (Aa3, AA-)
 6.125%...........................                08/01/03  300,000     298,875
                                                                    -----------
                                                                        802,625
                                                                    -----------
FOODS.............................       0.6%
Kellogg Corp. (Aaa, AAA)
 5.90%............................                07/15/97  250,000     251,875
                                                                    -----------
OIL...............................       0.6%
Exxon Capital Corp. (Aaa, AAA)
 7.875%...........................                04/15/96  250,000     252,090
                                                                    -----------
PHARMACEUTICALS...................       0.6%
SmithKline Beecham (Aa3, A+)
 5.25%............................                01/26/96  250,000     249,708
                                                                    -----------
RETAIL MERCHANDISING..............       0.6%
Wal-Mart Stores, Inc. (Aa1, AA)
 5.50%............................                09/15/97  250,000     249,375
                                                                    -----------
UTILITIES -- GAS..................       2.9%
Consolidated Natural Gas Co. (A1,
 AA-)
 5.75%............................                08/01/03  475,000     462,531
Northern Illinois Gas Co. (Aa1,
 AA)
 5.875%...........................                05/01/00  500,000     497,500
Wisconsin Natural Gas Co. (Aa3,
 AA)
 6.125%...........................                09/01/97  260,000     262,275
                                                                    -----------
                                                                      1,222,306
                                                                    -----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         INTERMEDIATE FIXED INCOME FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                    PERCENTAGE OF
                                     NET ASSETS   MATURITY   PAR       VALUE
                                    ------------- --------   ---       -----
CORPORATE BONDS -- CONTINUED
UTILITIES -- TELEPHONE............       1.8%
New England Telephone & Telegraph
 Co.
 (Aa2, AA-)
  5.05%...........................                10/01/98 $500,000 $   490,000
General Telephone Co. Illinois 1st
 Mortgage
 (Aa3, AA)
  7.50%...........................                02/01/02  250,000     254,375
                                                                    -----------
                                                                        744,375
                                                                    -----------
   TOTAL CORPORATE BONDS**
    (Cost $4,243,508).............                                    4,234,604
                                                                    -----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         INTERMEDIATE FIXED INCOME FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                  PERCENTAGE OF
                                   NET ASSETS   MATURITY    PAR        VALUE
                                  ------------- --------    ---        -----
U.S. TREASURY OBLIGATIONS.......      67.7%
U.S. Treasury Notes
 6.00%..........................                06/30/96 $1,000,000 $ 1,003,430
 6.125%.........................                07/31/96  3,000,000   3,013,380
 4.375%.........................                08/15/96  1,000,000     993,060
 7.00%..........................                09/30/96  1,000,000   1,012,460
 4.375%.........................                11/15/96  1,000,000     990,730
 6.50%..........................                05/15/97  1,000,000   1,015,430
 6.75%..........................                05/31/97    300,000     305,760
 7.375%.........................                11/15/97  1,000,000   1,036,330
 6.00%..........................                11/30/97  1,000,000   1,011,960
 7.125%.........................                10/15/98  1,000,000   1,045,230
 5.125%.........................                12/31/98  1,000,000     991,380
 5.00%..........................                01/31/99  1,000,000     986,980
 7.00%..........................                04/15/99  1,000,000   1,046,440
 6.50%..........................                04/30/99  1,000,000   1,031,610
 6.875%.........................                07/31/99  1,000,000   1,044,980
 5.75%..........................                10/31/00  1,000,000   1,008,860
 7.50%..........................                11/15/01    450,000     492,777
 6.25%..........................                02/15/03  1,300,000   1,343,953
 7.25%..........................                05/15/04  3,000,000   3,295,740
 7.25%..........................                08/15/04  2,300,000   2,528,459
 7.875%.........................                11/15/04  1,000,000   1,144,050
 7.50%..........................                02/15/05  1,100,000   1,232,616
 6.50%..........................                05/15/05  1,000,000   1,052,580
                                                                    -----------
   TOTAL U.S. TREASURY
    OBLIGATIONS
    (Cost $27,561,643)..........                                     28,628,195
                                                                    -----------
REPURCHASE AGREEMENT............       1.1%
Goldman, Sachs & Co.
 (Agreement dated 11/30/95 to be
 repurchased at $467,000
 collateralized by $330,000
 (Value $452,000) U.S. Treasury
 Notes, 13.375%, due 8/15/01)
  5.75%.........................                12/01/95    452,000     452,000
                                                                    -----------
   TOTAL REPURCHASE AGREEMENT
    (Cost $452,000).............                                        452,000
                                                                    -----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                        INTERMEDIATE FIXED INCOME FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                             PECENTAGE OF
                                              NET ASSETS               VALUE
                                             ------------              -----
TOTAL INVESTMENTS IN SECURITIES
 (Cost $40,819,259*)........................     99.4%              $42,026,106
OTHER ASSETS IN EXCESS OF LIABILITIES.......      0.6                   257,075
                                                -----               -----------
NET ASSETS (equivalent to $10.60 per share
 based on 3,989,753 shares outstanding).....    100.0%              $42,283,181
                                                =====               ===========
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER SHARE
 ($42,283,181 / 3,989,753)..................                             $10.60
                                                                         ======

--------
 * Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Excess of value over tax cost......... $1,307,697
           Excess of tax cost over value......... $ (100,850)

--------------------------------------------------------------------------------
                        INTERMEDIATE FIXED INCOME FUND
                        MATURITY SCHEDULE OF PORTFOLIO
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

        MATURITY PERIOD        AMOUNT PAR              PERCENTAGE OF PORTFOLIO
        ---------------        -----------           -----------------------------------------
                                                                              (CUM)
           1- 6 months         $   952,000                 2.34%                 2.34%
           7-12 months           7,000,000                17.19%                19.53%
          13-18 months           2,800,000                 6.88%                26.41%
          19-24 months           2,760,000                 6.77%                33.18%
          25-36 months           1,700,000                 4.18%                37.36%
          37-48 months           5,000,000                12.28%                49.64%
          49-60 months           3,300,000                 8.10%                57.74%
        Over 60 months          17,207,321                42.26%               100.00%
                               -----------           -----------
                               $40,719,321               100.00%
                               ===========           ===========

--------------------------------------------------------------------------------
                    Average Weighted Maturity -- 4.5 years

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         MARYLAND TAX-EXEMPT BOND FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                    PERCENTAGE OF
                                     NET ASSETS   MATURITY   PAR       VALUE
                                    ------------- --------   ---       -----
MARYLAND..........................      95.8%
Allegheny County, PCR, RB,
 (Westvaco Corp. Project) (A1, A)
  5.875%..........................                09/01/02 $ 70,000 $    70,090
Annapolis, GO, Public Improvement
 RB
 (Aa, A+)
  6.20%...........................                11/01/02  200,000     209,750
Anne Arundel County, GO,
 Consolidated General Improvement
 Water & Sewer
 (Aa1, AA+)
  5.30%...........................                07/15/12  500,000     497,500
Baltimore City, RB, Wastewater,
 INS: MBIA Prerefunded @ 102 on
 07/01/00
 (Aaa, AAA)
  7.00%...........................                07/01/00  100,000     113,000
Baltimore County, GO, Metropolitan
 District (Aaa, AA+)
  6.125%..........................                07/01/07  175,000     189,875
Baltimore County, GO, Refunding --
 Consolidated Public Improvement
 Unlimited Tax (Aaa, AA+)
  5.20%...........................                04/01/09  500,000     504,375
Baltimore, Port Facilities, RB,
 GTD: E.I. DuPont (Aa2, AA)
  6.50%...........................                10/01/11  300,000     329,625
Charles County, GO, Consolidated
 Public Improvement, Unlimited
 Tax, INS: FGIC
 (Aaa, AAA)
  5.50%...........................                01/01/06  230,000     239,488
Dorchester County, GO, Public
 Facilities, INS: MBIA (Aaa, AAA)
  5.875%..........................                02/01/10  215,000     227,631
Harford County, GO, Public
 Improvement Unlimited Tax (Aa,
 AA-)
  5.60%...........................                09/01/06  325,000     340,438

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         MARYLAND TAX-EXEMPT BOND FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                    PERCENTAGE OF
                                     NET ASSETS   MATURITY   PAR       VALUE
                                    ------------- --------   ---       -----
MARYLAND--CONTINUED
Howard County, GO, Consolidated
 Public Improvement (Aa1, AA+)
  5.25%...........................                08/15/09 $750,000 $   750,313
Laurel, GO, INS: MBIA
 (Aaa, AAA)
  6.40%...........................                07/01/01  200,000     220,750
Maryland Community Development
 Administration, RB, Multi Family
 Mortgage
 (Aa, NA)
  6.60%...........................                05/15/12  145,000     152,613
Maryland Community Development
 Administration, RB, Single Family
 Mortgage
 (Aa, NA)
  5.80%...........................                04/01/05  170,000     179,138
Maryland Community Development
 Administration, RB, Single Family
 Mortgage
 (Aa, NA)
  6.55%...........................                04/01/17  190,000     198,075
Maryland National Capital Park &
 Planning Commission -- Montgomery
 County, GO
 (Aaa, AAA)
  6.00%...........................                07/01/06  150,000     162,750
Maryland National Capital Park &
 Planning Commission -- Prince
 George's County, GO
 (Aa, AA)
  5.15%...........................                07/01/11  300,000     294,375
Maryland State Health & Higher
 Educational Facilities Authority,
 RB, Johns Hopkins Hospital (Aa,
 AA-)
  7.00%...........................                07/01/23  110,000     124,300
Maryland State Health & Higher
 Educational Facilities Authority,
 RB, Johns Hopkins Hospital (Aa,
 AA-)
  7.50%...........................                07/01/98  400,000     436,500

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         MARYLAND TAX-EXEMPT BOND FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                    PERCENTAGE OF
                                     NET ASSETS   MATURITY   PAR       VALUE
                                    ------------- --------   ---       -----
MARYLAND--CONTINUED
Maryland State Health & Higher
 Educational Facilities Authority,
 RB, Johns Hopkins Hospital,
 Escrowed in U.S. Treasury
 Securities (Aaa, AAA)
  6.625%..........................                07/01/08 $430,000 $   495,038
Maryland State Health & Higher
 Educational Facilities Authority,
 RB, University of Maryland
 Medical System, INS: FGIC (Aaa,
 AAA)
  5.40%...........................                07/01/07  300,000     308,625
Maryland State Transportation
 Authority, RB
 (A1, A+)
  5.75%...........................                07/01/15  350,000     354,375
Maryland State Transportation
 Authority, RB, Escrowed in U.S.
 Treasury Securities
 (Aaa, AAA)
  6.80%...........................                07/01/16  590,000     680,713
Maryland State, GO (Aaa, AAA)
  6.60%...........................                03/01/01  500,000     544,375
Maryland State, GO (Aaa, AAA)
  5.90%...........................                10/15/04  260,000     280,800
Maryland State, RB, Certificates
 of Participation, St. Mary's
 Multi Service Center (Aa, AA)
  5.70%...........................                06/01/03  200,000     208,750
Maryland Water Quality Financing
 Administration, RB, Revolving
 Loan Fund
 (Aa, AA)
  5.90%...........................                09/01/01  170,000     182,963
Maryland Water Quality Financing
 Administration, RB, Revolving
 Loan Fund
 (Aa, AA)
  5.40%...........................                09/01/12  300,000     301,125
Montgomery County Revenue
 Authority, RB, Olney Indoor Swim
 Project (NA, AA-)
  5.25%...........................                10/01/04  250,000     250,625

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         MARYLAND TAX-EXEMPT BOND FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                    PERCENTAGE OF
                                     NET ASSETS   MATURITY   PAR       VALUE
                                    ------------- --------   ---       -----
MARYLAND--CONTINUED
Montgomery County, GO,
 Refunding --  Consolidated Public
 Improvement Unlimited Tax (Aaa,
 AAA)
  5.80%...........................                07/01/07 $250,000 $   274,063
Montgomery County, RB, (Olney
 Indoor Swim Center Project)
 (NA/A+)
  6.05%...........................                07/15/00  100,000     108,875
Montgomery County, RB, Silver
 Spring Parking Lot, INS: FGIC
 (Aaa, AAA)
  5.80%...........................                06/01/01  135,000     144,788
Prince George's County, GO,
 Consolidated Public Improvement
 Limited Tax, INS: AMBAC
 (Aaa, AAA)
  5.75%...........................                03/15/10  175,000     182,875
Prince George's County, GO,
 Refunding -- Consolidated Public
 Improvement Limited Tax
 (A, AA-)
  4.90%...........................                10/01/02  300,000     308,620
University of Maryland, RB (Aa,
 AA+)
  5.60%...........................                04/01/05  500,000     513,750
Washington County, GO, Refunding
 -- Consolidated Public
 Improvement Unlimited Tax, INS:
 FGIC (Aaa, AAA)
  5.25%...........................                01/01/06  200,000     207,250
Washington Suburban Sanitation
 District, GO
 (Aa1, AA)
  5.50%...........................                06/01/12  280,000     284,900
Washington Suburban Sanitation
 District, GO, Sewage Disposal,
 Escrowed in U.S. Treasury
 Obligations, Prerefunded @ 102 on
 11/01/01
 (Aaa, AAA)
  6.50%...........................                11/01/01  500,000     563,125
                                                                    -----------
                                                                     11,436,221
                                                                    -----------

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         MARYLAND TAX-EXEMPT BOND FUND
                     STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                   PERCENTAGE OF
                                    NET ASSETS   MATURITY    PAR       VALUE
                                   ------------- --------    ---       -----
PUERTO RICO......................        1.9%
Puerto Rico New Public Housing
 Authority, RB (Aaa, AAA)
  6.00%..........................                06/01/09 $215,000  $   222,370
                                                                    -----------
   TOTAL MUNICIPAL BONDS
    (Cost $11,136,169)...........                                    11,658,591
                                                                    -----------
INVESTMENT COMPANIES.............        1.0%
                                                           NUMBER
                                                          OF SHARES
                                                          ---------
Goldman Sachs ITA Tax Exempt
 Fund............................                          122,207      122,207
Municipal Fund for Temporary
 Intestments --  MuniFund........                              349          349
                                                                    -----------
   TOTAL INVESTMENT COMPANIES
    (Cost $122,556)..............                                       122,556
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $11,258,725*).............       98.7%                        11,781,147
OTHER ASSETS IN EXCESS OF LIABIL-
 ITIES...........................        1.3                            152,027
                                       -----                        -----------
NET ASSETS (equivalent to $10.58
 per share based on 1,128,296
 shares outstanding).............      100.0%                       $11,933,174
                                       =====                        ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
  ($11,933,174 / 1,128,296)......                                        $10.58
                                                                         ======

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Excess of value over tax cost........... $526,042
           Excess of tax cost over value........... $ (3,620)



               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         MARYLAND TAX-EXEMPT BOND FUND
                      STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                         MARYLAND TAX-EXEMPT BOND FUND
                         MATURITY SCHEDULE OF PORTFOLIO
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

        MATURITY PERIOD        AMOUNT PAR              PERCENTAGE OF PORTFOLIO
        ---------------        -----------           -----------------------------------------
                                                                              (CUM)
          1-- 6 months         $   122,556                 1.10%                 1.10%
          7--12 months                   0                 0.00%                 1.10%
         13--18 months                   0                 0.00%                 1.10%
         19--24 months                   0                 0.00%                 1.10%
         25--36 months                   0                 0.00%                 1.10%
         37--48 months                   0                 0.00%                 1.10%
         49--60 months             310,000                 2.78%                 3.88%
        Over 60 months          10,725,000                96.12%               100.00%
                               -----------           -----------
                               $11,157,556               100.00%
                               -----------           -----------

                    Average Weighted Maturity -- 13.2 years
--------------------------------------------------------------------------------

               See Accompanying Notes to Financial Statements.

                            INVESTMENT ABBREVIATIONS

             ADR   American Depository Receipt
             BAN   Bond Anticipation Notes
             FRN   Floating Rate Notes
             GO    General Obligation
             GTD   Guaranteed
             IDA   Industrial Development Authority
             INS   Insured
             LA    Liquidity Agreement
             LIC   Line of Credit
             LOC   Letter of Credit
             MB    Municipal Bonds
             MPB   Municipal Put Bonds
             PCR   Pollution Control Revenue
             PCRB  Pollution Control Revenue Bonds
             RAN   Revenue Anticipation Notes
             RB    Revenue Bonds
             SPA   Standby Purchase Agreement
             TAN   Tax Anticipation Notes
             TECP  Tax-Exempt Commercial Paper
             TRAN  Tax and Revenue Anticipation Notes
             VRDN  Variable Rate Demand Notes

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
                                  (UNAUDITED)

                             PRIME       GOVERNMENT   TAX-EXEMPT   TAX-EXEMPT
                          MONEY MARKET  MONEY MARKET MONEY MARKET MONEY MARKET
                              FUND          FUND         FUND     FUND (TRUST)
                          ------------  ------------ ------------ ------------
INVESTMENT INCOME:
 Interest................ $10,907,705    $9,182,813   $1,393,048   $1,025,220
                          -----------    ----------   ----------   ----------
EXPENSES:
 Investment advisory
  fee....................     455,825       391,466       93,386           --
 Administration fee......     227,912       195,733       46,693       34,763
 Accounting agent fee....      54,699        46,976       14,942       11,124
 Custodian fees..........      17,694        18,253        8,449        7,829
 Directors' fees.........       8,841         7,578        1,809        1,349
 Transfer agent fees.....      37,381        31,492       10,100        9,250
 Legal...................      32,437        27,743        6,565        4,924
 Audit...................      19,450        16,671        3,980        2,967
 Printing................      12,378        10,609        2,533        1,888
 Registration fees.......       1,870         3,932        1,200        1,400
 Other...................       6,160         5,165        1,870        1,510
                          -----------    ----------   ----------   ----------
                              874,647       755,618      191,527       77,004
 Fees waived by Invest-
  ment Adviser...........     (18,233)      (31,317)      (7,471)          --
 Fees waived by Adminis-
  trator.................     (72,395)      (50,979)     (23,431)     (15,821)
                          -----------    ----------   ----------   ----------
   TOTAL EXPENSES........     784,019       673,322      160,625       61,183
                          -----------    ----------   ----------   ----------
NET INVESTMENT INCOME....  10,123,686     8,509,491    1,232,423      964,037
                          -----------    ----------   ----------   ----------
REALIZED LOSS ON INVEST-
 MENTS:
 Net realized loss on in-
  vestments sold.........     (18,175)      (11,486)      (5,161)      (1,622)
                          -----------    ----------   ----------   ----------
 Net loss on invest-
  ments..................     (18,175)      (11,486)      (5,161)      (1,622)
                          -----------    ----------   ----------   ----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.............. $10,105,511    $8,498,005   $1,227,262   $  962,415
                          ===========    ==========   ==========   ==========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
                                  (UNAUDITED)

                                                         INTERMEDIATE  MARYLAND
                            VALUE EQUITY INTERNATIONAL   FIXED INCOME TAX-EXEMPT
                                FUND      EQUITY FUND        FUND     BOND FUND
                            ------------ -------------   ------------ ----------
INVESTMENT INCOME:
 Interest..................  $  325,745   $   87,657      $1,348,133   $326,818
 Dividends.................   1,218,163      667,111(1)           --         --
                             ----------   ----------      ----------   --------
   TOTAL INVESTMENT IN-
    COME...................   1,543,908      754,768       1,348,133    326,818
                             ----------   ----------      ----------   --------
EXPENSES:
 Investment advisory fees..     288,607      289,278          75,379     30,398
 Administration fee........      60,127       45,200          26,921      7,599
 Accounting agent fees.....      19,240       18,080           8,615      3,040
 Custodian fees............       7,437       27,116           5,630      2,753
 Directors' fees...........       2,332        1,753           1,045        295
 Transfer agent fees.......      21,300       17,856          16,763     10,100
 Legal.....................       8,557        6,417           3,819      1,080
 Audit.....................       5,129        3,856           2,299        648
 Registration fees.........       2,268          982           1,850      1,350
 Amortization of organiza-
  tional costs.............       3,318        2,428           3,318      3,386
 Printing..................       3,264        2,453           1,463        413
 Pricing service fees......         975          757           3,525      3,244
 Other.....................       1,461        1,101             674        207
                             ----------   ----------      ----------   --------
                                424,015      417,277         151,301     64,513
 Fees waived by Investment
  Advisers.................     (72,876)     (19,519)        (21,537)   (21,279)
 Fees waived by Administra-
  tor......................          --      (18,080)           (544)    (5,541)
                             ----------   ----------      ----------   --------
   TOTAL EXPENSES..........     351,139      379,678         129,220     37,693
                             ----------   ----------      ----------   --------
NET INVESTMENT INCOME......   1,192,769      375,090       1,218,913    289,125
                             ----------   ----------      ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY:
 Net realized gain (loss)
  from:
  Investments..............   2,320,935    2,010,052         (12,335)    70,331
  Foreign currency transac-
   tions...................          --     (328,792)             --         --
  Forward foreign currency
   contracts...............          --      543,426              --         --
                             ----------   ----------      ----------   --------
                              2,320,935    2,224,686         (12,335)    70,331
                             ----------   ----------      ----------   --------
 Net unrealized
  appreciation
  (depreciation):
  Investments..............   4,315,037   (1,850,041)        647,701    138,775
  Translation of assets and
   liablilities in foreign
   currencies..............          --       (8,827)             --         --
  Forward foreign currency
   contracts...............          --    1,469,198              --         --
                             ----------   ----------      ----------   --------
                              4,315,037     (389,670)        647,701    138,775
                             ----------   ----------      ----------   --------
 Net gain on investments
  and foreign currency
  transactions.............   6,635,972    1,835,016         635,366    209,106
                             ----------   ----------      ----------   --------
NET INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS................  $7,828,741   $2,210,106      $1,854,279   $498,231
                             ==========   ==========      ==========   ========

--------
(1)Net of witholding taxes of $67,452

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                               PRIME          PRIME         GOVERNMENT
                           MONEY MARKET    MONEY MARKET    MONEY MARKET        GOVERNMENT
                           FUND FOR THE    FUND FOR THE  FUND FOR THE SIX     MONEY MARKET
                         SIX MONTHS ENDED   YEAR ENDED     MONTHS ENDED    FUND  FOR THE YEAR
                         NOVEMBER 30, 1995 MAY 31, 1995  NOVEMBER 30, 1995 ENDED MAY 31, 1995
                         ----------------- ------------  ----------------- ------------------
                            (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE)
 IN NET ASSETS:
Operations:
 Net investment income..   $ 10,123,686    $ 17,151,984    $  8,509,491       $ 13,495,684
 Net gain (loss) on
  investments...........        (18,175)        (60,625)        (11,486)          (131,318)
                           ------------    ------------    ------------       ------------
 Net increase in net
  assets resulting from
  operations............     10,105,511      17,091,359       8,498,005         13,364,366
                           ------------    ------------    ------------       ------------
Distributions to
 shareholders from:
 Net investment income
  ($.03, $.05, $.03, and
  $.05 per share,
  respectively).........    (10,123,686)    (17,151,984)     (8,509,491)       (13,495,684)
 Net realized capital
  gains.................             --          (1,797)             --                 --
                           ------------    ------------    ------------       ------------
   Total distributions
    to shareholders.....    (10,123,686)    (17,153,781)     (8,509,491)       (13,495,684)
                           ------------    ------------    ------------       ------------
Increase (decrease) in
 net
 assets derived from
 capital share
 transactions...........        938,071      35,427,702      18,944,617         (9,906,280)
                           ------------    ------------    ------------       ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................        919,896      35,365,280      18,933,131        (10,037,598)
NET ASSETS:
 Beginning of period....    382,058,882     346,693,602     263,752,338        273,789,936
                           ------------    ------------    ------------       ------------
 End of period..........   $382,978,778    $382,058,882    $282,685,469       $263,752,338
                           ============    ============    ============       ============


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                            TAX-EXEMPT      TAX-EXEMPT       TAX-EXEMPT         TAX-EXEMPT
                           MONEY MARKET    MONEY MARKET   MONEY MARKET FUND  MONEY MARKET FUND
                         FUND FOR THE SIX  FUND FOR THE  (TRUST) FOR THE SIX  (TRUST) FOR THE
                           MONTHS ENDED     YEAR ENDED      MONTHS ENDED        YEAR ENDED
                         NOVEMBER 30, 1995 MAY 31, 1995   NOVEMBER 30, 1995    MAY 31, 1995
                         ----------------- ------------  ------------------- -----------------
                            (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $ 1,232,423    $  2,310,790      $   964,037       $  1,824,586
 Net loss on
  investments...........         (5,161)         (1,165)          (1,622)              (255)
                            -----------    ------------      -----------       ------------
 Net increase in net
  assets resulting from
  operations............      1,227,262       2,309,625          962,415          1,824,331
                            -----------    ------------      -----------       ------------
Distributions to
 shareholders from:
 Net investment income
  ($.02, $.03, $.02, and
  $.03 per share,
  respectively).........     (1,232,423)     (2,310,790)        (964,037)        (1,824,586)
Decrease in net assets
 derived from capital
 share transactions.....     (7,315,824)    (13,121,407)      (3,236,260)       (18,186,250)
                            -----------    ------------      -----------       ------------
TOTAL DECREASE IN NET
 ASSETS.................     (7,320,985)    (13,122,572)      (3,237,882)       (18,186,505)
NET ASSETS:
 Beginning of period....     69,099,679      82,222,251       55,043,218         73,229,723
                            -----------    ------------      -----------       ------------
 End of period..........    $61,778,694    $ 69,099,679      $51,805,336       $ 55,043,218
                            ===========    ============      ===========       ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                               VALUE          VALUE        INTERNATIONAL   INTERNATIONAL
                            EQUITY FUND    EQUITY FUND      EQUITY FUND     EQUITY FUND
                            FOR THE SIX    FOR THE YEAR     FOR THE SIX       FOR THE
                           MONTHS ENDED       ENDED        MONTHS ENDED     YEAR ENDED
                         NOVEMBER 30, 1995 MAY 31, 1995  NOVEMBER 30, 1995 MAY 31, 1995
                         ----------------- ------------  ----------------- -------------
                            (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE)
 IN NET ASSETS:
Operations:
 Net investment income..   $  1,192,769    $  2,324,502     $   375,090     $   739,139
 Net realized gain on
  investments and
  foreign currency......      2,320,935       2,649,128       2,224,686       1,653,228
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments and
  translation of assets
  and liabilities in
  foreign currency......      4,315,037       7,369,860        (389,670)     (2,312,652)
                           ------------    ------------     -----------     -----------
 Net increase in net
  assets resulting
  from operations.......      7,828,741      12,343,490       2,210,106          79,715
                           ------------    ------------     -----------     -----------
Distributions to
 shareholders from:
 Net investment income
  ($.19,
  $.34, $.00, and $.04
  per share,
  respectively).........     (1,310,478)     (2,063,461)             --        (145,995)
 Net realized capital
  gains
  ($.00, $.28, $.00 and
  $.28 per share,
  respectively).........             --      (1,856,680)             --      (1,505,558)
                           ------------    ------------     -----------     -----------
   Total distributions
    to shareholders.....     (1,310,478)     (3,920,141)              0      (1,651,553)
                           ------------    ------------     -----------     -----------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................      9,126,910      43,358,779       3,963,997      29,008,624
 Cost of shares
  redeemed..............     (7,424,108)    (15,427,649)     (3,715,038)     (5,966,953)
 Value of shares issued
  in reinvestment
  of dividends..........        773,544       1,682,665              --         230,530
                           ------------    ------------     -----------     -----------
Increase in net assets
 derived from capital
 share transactions.....      2,476,346      29,613,795         248,959      23,272,201
                           ------------    ------------     -----------     -----------
TOTAL INCREASE IN NET
 ASSETS.................      8,994,609      38,037,144       2,459,065      21,700,363
NET ASSETS:
 Beginning of period....     91,277,389      53,240,245      69,172,323      47,471,960
                           ------------    ------------     -----------     -----------
 End of period..........   $100,271,998    $ 91,277,389     $71,631,388     $69,172,323
                           ============    ============     ===========     ===========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                            INTERMEDIATE    INTERMEDIATE      MARYLAND        MARYLAND
                                FIXED          FIXED         TAX-EXEMPT      TAX-EXEMPT
                             INCOME FUND    INCOME FUND       BOND FUND      BOND FUND
                             FOR THE SIX      FOR THE        FOR THE SIX      FOR THE
                            MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                          NOVEMBER 30, 1995 MAY 31, 1995  NOVEMBER 30, 1995 MAY 31, 1995
                          ----------------- ------------  ----------------- ------------
                             (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE)
 IN NET ASSETS:
Operations:
 Net investment income..     $ 1,218,913    $  2,274,051     $   289,125    $   802,877
 Net loss on
  investments...........         635,366       1,327,498         209,106       (129,142)
                             -----------    ------------     -----------    -----------
 Net increase in net
  assets resulting from
  operations............       1,854,279       3,601,549         498,231        673,735
                             -----------    ------------     -----------    -----------
Distributions to
 shareholders from net
 investment income
 ($.30, $.56, $.25,
 and $.49 per share,
 respectively)..........      (1,218,913)     (2,274,051)       (289,125)      (802,877)
                             -----------    ------------     -----------    -----------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................       4,058,967      19,879,026         595,552      1,287,287
 Cost of shares
  redeemed..............      (7,604,768)    (12,149,096)     (1,314,348)    (9,025,879)
 Value of shares issued
  in reinvestment of
  dividends.............         541,855         586,531          82,803        139,793
                             -----------    ------------     -----------    -----------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      (3,003,946)      8,316,461        (635,993)    (7,598,799)
                             -----------    ------------     -----------    -----------
TOTAL INCREASE
 (DECREASE)
 IN NET ASSETS..........      (2,368,580)      9,643,959        (426,887)    (7,727,941)
NET ASSETS:
 Beginning of period....      44,651,761      35,007,802      12,360,061     20,088,002
                             -----------    ------------     -----------    -----------
 End of period..........     $42,283,181    $ 44,651,761     $11,933,174    $12,360,061
                             ===========    ============     ===========    ===========


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        PRIME MONEY MARKET FUND
                          -------------------------------------------------------------------------------------------
                               FOR THE                                    FOR THE YEARS
                          SIX MONTHS ENDED     ENDED          ENDED           ENDED          ENDED          ENDED
                          NOVEMBER 30, 1995 MAY 31, 1995   MAY 31, 1994   MAY 31, 1993    MAY 31, 1992   MAY 31, 1991
                          ----------------- ------------   ------------   -------------   ------------   ------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                              --------        --------       --------       --------        --------       --------
Income From Investment
 Operations:
 Net Investment Income..        0.0278          0.0491         0.0296         0.0297          0.0467         0.0712
                              --------        --------       --------       --------        --------       --------
    Total From
     Investment
     Operations.........        0.0278          0.0491         0.0296         0.0297          0.0467         0.0712
                              --------        --------       --------       --------        --------       --------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....       (0.0278)        (0.0491)       (0.0296)       (0.0297)        (0.0467)       (0.0712)
                              --------        --------       --------       --------        --------       --------
    Total
     Distributions......       (0.0278)        (0.0491)       (0.0296)       (0.0297)        (0.0467)       (0.0712)
                              --------        --------       --------       --------        --------       --------
Net Asset Value, End of
 Period.................      $   1.00        $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                              ========        ========       ========       ========        ========       ========
-----------------------------------------------------------------------------------------------------------------------
Total Return............          2.81%           5.02%          3.00%          3.01%           4.77%          7.35%
-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $382,979        $382,059       $346,694       $432,415        $402,745       $311,839
 Ratio of Expenses to
  Average Net Assets....          0.43%(2)        0.43%(1)       0.38%(1)       0.37%(1)        0.35%(1)       0.38%(1)
 Ratio of Net Income to
  Average Net Assets....          5.55%(2)        4.92%          2.95%          2.96%           4.55%          6.96%

--------
(1) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six month period ended November 30, 1995 and the years ended May 31, 1995, May 31, 1994, May 31, 1993, May 31,
    1992, and May 31, 1991 would have been .48%, .48%, .47%, .43%, .42%, and
    .45%, respectively.
(2) Annualized

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     GOVERNMENT MONEY MARKET FUND
                          ---------------------------------------------------------------------------------------
                             FOR THE SIX                                FOR THE YEARS
                            MONTHS ENDED       ENDED         ENDED          ENDED         ENDED         ENDED
                          NOVEMBER 30, 1995 MAY 31, 1995  MAY 31, 1994  MAY 31, 1993   MAY 31, 1992  MAY 31, 1991
                          ----------------- ------------  ------------  -------------  ------------  ------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....         $1.00           $1.00         $1.00         $1.00          $1.00         $1.00
                              --------        --------      --------      --------       --------      --------
Income From
 Investment Operations:
  Net Investment
   Income...............        0.0272          0.0485        0.0294        0.0293         0.0465        0.0700
                              --------        --------      --------      --------       --------      --------
    Total From
     Investment
     Operations.........        0.0272          0.0485        0.0294        0.0293         0.0465        0.0700
                              --------        --------      --------      --------       --------      --------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....       (0.0272)        (0.0485)      (0.0294)      (0.0293)       (0.0465)      (0.0700)
                              --------        --------      --------      --------       --------      --------
    Total
     Distributions......       (0.0272)        (0.0485)      (0.0294)      (0.0293)       (0.0465)      (0.0700)
                              --------        --------      --------      --------       --------      --------
Net Asset Value,
 End of Period..........         $1.00           $1.00         $1.00         $1.00          $1.00         $1.00
                              ========        ========      ========      ========       ========      ========
------------------------------------------------------------------------------------------------------------------
Total Return............          2.75%           4.95%         2.98%         2.97%          4.75%         7.23%
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $282,685        $263,752      $273,790      $255,637       $293,450      $333,121
 Ratio of Expenses to
  Average Net Assets....         0.43%(2)        0.43%(1)      0.38%(1)      0.37%(1)       0.34%(1)      0.37%(1)
 Ratio of Net Income to
  Average Net Assets....         5.43%(2)        4.85%         2.94%         2.93%          4.64%         6.97%

--------
(1) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1995 and the years ended May 31, 1995, May 31, 1994, May 31, 1993, May 31, 1992, and May 31, 1991 would have been .48%, .48%, .47%, .44%, .41%, and
    .45%, respectively.
(2) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     TAX-EXEMPT MONEY MARKET FUND
                          --------------------------------------------------------------------------------------
                             FOR THE SIX                                FOR THE YEARS
                            MONTHS ENDED       ENDED         ENDED          ENDED        ENDED         ENDED
                          NOVEMBER 30, 1995 MAY 31, 1995  MAY 31, 1994  MAY 31, 1993  MAY 31, 1992  MAY 31, 1991
                          ----------------- ------------  ------------  ------------- ------------  ------------
                             (UNAUDITED)
Net Asset Value,
 Beginning
 of Period..............         $1.00          $1.00         $1.00          $1.00        $1.00         $1.00
                               -------        -------       -------        -------      -------       -------
Income From Investment
 Operations:
 Net Investment Income..        0.0165         0.0303        0.0202         0.0217       0.0346        0.0494
 Net Realized Gain on
  Investments...........            --             --        0.0004             --           --            --
                               -------        -------       -------        -------      -------       -------
    Total From
     Investment
     Operations.........        0.0165         0.0303        0.0206         0.0217       0.0346        0.0494
                               -------        -------       -------        -------      -------       -------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....       (0.0165)       (0.0303)      (0.0202)       (0.0217)     (0.0346)      (0.0494)
 Distributions to
  Shareholders from Net
  Capital Gains.........            --             --       (0.0004)            --           --            --
                               -------        -------       -------        -------      -------       -------
    Total
     Distributions......       (0.0165)       (0.0303)      (0.0206)       (0.0217)     (0.0346)      (0.0494)
                               -------        -------       -------        -------      -------       -------
Net Asset Value, End of
 Period.................         $1.00          $1.00         $1.00          $1.00        $1.00         $1.00
                               =======        =======       =======        =======      =======       =======
----------------------------------------------------------------------------------------------------------------
Total Return............          1.66%          3.08%         2.08%          2.19%        3.51%         5.05%
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $61,779        $69,100       $82,222        $81,838      $72,687       $67,328
 Ratio of Expenses to
  Average Net Assets....         0.43%(2)       0.43%(1)      0.38%(1)       0.37%(1)     0.38%(1)      0.38%(1)
 Ratio of Net Income to
  Average Net Assets....         3.30%(2)       3.01%         2.02%          2.16%        3.42%         4.91%

--------
(1) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1995 and the years ended May 31, 1995, May 31, 1994, May 31, 1993, May 31, 1992, and May 31, 1991 would have been .50%, .52%, .50%, .44%, .46%, and
    .47%, respectively.
(2) Annualized

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                 TAX-EXEMPT MONEY MARKET FUND (TRUST)
                          --------------------------------------------------------------------------------------
                             FOR THE SIX                                FOR THE YEARS
                            MONTHS ENDED       ENDED         ENDED          ENDED        ENDED         ENDED
                          NOVEMBER 30, 1995 MAY 31, 1995  MAY 31, 1994  MAY 31, 1993  MAY 31, 1992  MAY 31, 1991
                          ----------------- ------------  ------------  ------------- ------------  ------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....         $1.00          $1.00         $1.00          $1.00        $1.00         $1.00
                               -------        -------       -------        -------      -------       -------
Income From Investment
 Operations:
 Net Investment Income..        0.0173         0.0320        0.0219         0.0238       0.0362        0.0512
 Net Realized Gain on
  Investments...........            --             --        0.0003             --           --            --
                               -------        -------       -------        -------      -------       -------
    Total From
     Investment
     Operations.........        0.0173         0.0320        0.0222         0.0238       0.0362        0.0512
                               -------        -------       -------        -------      -------       -------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....       (0.0173)       (0.0320)      (0.0219)       (0.0238)     (0.0362)      (0.0512)
 Distributions to
  Shareholders from Net
  Capital Gains.........            --             --       (0.0003)            --           --            --
                               -------        -------       -------        -------      -------       -------
    Total
     Distributions......       (0.0173)       (0.0320)      (0.0222)       (0.0238)     (0.0362)      (0.0512)
                               -------        -------       -------        -------      -------       -------
Net Asset Value, End of
 Period.................         $1.00          $1.00         $1.00          $1.00        $1.00         $1.00
                               =======        =======       =======        =======      =======       =======
----------------------------------------------------------------------------------------------------------------
Total Return............          1.75%          3.25%         2.24%          2.40%        3.68%         5.24%
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $51,805        $55,043       $73,230        $55,975      $62,502       $91,315
 Ratio of Expenses to
  Average Net Assets....         0.22%(2)       0.22%(1)      0.20%(1)       0.20%(1)     0.20%(1)      0.20%(1)
 Ratio of Net Income to
  Average Net Assets....         3.47%(2)       3.14%         2.19%          2.38%        3.63%         5.08%

--------
(1) Without the waiver of administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1995 and the years ended May 31, 1995, May 31, 1994, May 31, 1993, May 31, 1992, and May 31, 1991
    would have been .28%, .28%, .26%, .21%, .21%, and .21%, respectively.
(2) Annualized

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                               VALUE EQUITY FUND
                          -------------------------------------------------------------------------------------------------
                                                                                                             FOR THE
                             FOR THESIX         FOR THE       FOR THE       FOR THE       FOR THE            PERIOD
                            MONTHS ENDED       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   FEBRUARY 28, 1991 (1)
                          NOVEMBER 30, 1995   MAY 31, 1995  MAY 31, 1994  MAY 31, 1993  MAY 31, 1992     TO MAY 31, 1991
                          -----------------   ------------  ------------  ------------  ------------  ---------------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....        $13.42           $12.14        $12.39        $11.36        $10.69            $10.00
                              --------          -------       -------       -------       -------            ------
Income From Investment
 Operations:
 Net Investment Income..          0.17             0.35          0.29          0.29          0.33              0.09
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........          0.96             1.55         (0.18)         1.13          0.66              0.60
                              --------          -------       -------       -------       -------            ------
    Total From
     Investment
     Operations.........          1.13             1.90          0.11          1.42          0.99              0.69
                              --------          -------       -------       -------       -------            ------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....         (0.19)           (0.34)        (0.28)        (0.30)        (0.32)               --
 Distributions to
  Shareholders from Net
  Capital Gains.........            --            (0.28)        (0.08)        (0.09)           --                --
                              --------          -------       -------       -------       -------            ------
    Total
     Distributions......         (0.19)           (0.62)        (0.36)        (0.39)        (0.32)             0.00
                              --------          -------       -------       -------       -------            ------
Net Asset Value, End of
 Period.................        $14.36           $13.42        $12.14        $12.39        $11.36            $10.69
                              ========          =======       =======       =======       =======            ======
---------------------------------------------------------------------------------------------------------------------------
Total Return............          8.48%           16.22%         0.87%        12.87%         9.51%             6.90%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $100,272          $91,277       $53,240       $46,754       $17,463            $4,801
 Ratio of Expenses to
  Average Net Assets....         0.73%(2)(3)      0.73%(2)      0.68%(2)      0.68%(2)      0.68%(2)          0.68%(2)(3)
 Ratio of Net Income to
  Average Net Assets....         2.48%(3)         2.99%         2.41%         2.68%         3.05%             4.10%(3)
Portfolio turnover
 rate...................        20.32%           33.26%        61.16%        11.99%         9.57%             1.98%

--------
(1) Commencement of operations.
(2) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1995 and the years ended May 31, 1995, May 31, 1994, May 31, 1993, and May 31, 1992, and the period ended May 31, 1991 would have been .88%, .89%, .87%, .88%, .96%, and 1.20% (annualized), respectively.
(3) Annualized.
                See Accompanying Notes to Financial Statements.

                            M.S.D. &T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                              INTERNATIONAL EQUITY FUND
                             ------------------------------------------------------------------
                                FOR THE SIX        FOR THE       FOR THE PERIOD
                               MONTHS ENDED       YEAR ENDED    JULY 2, 1993 (1)
                             NOVEMBER 30, 1995   MAY 31, 1995   TO MAY 31, 1994
                             -----------------   ------------   ----------------
                                (UNAUDITED)
Net Asset Value, Beginning
 of Period..................      $ 11.60          $ 11.81          $ 10.00
                                  -------          -------          -------
Income From Investment
 Operations:
 Net Investment Income......         0.06             0.03             0.08
 Net Realized and Unrealized
  Gain on Investments and
  Foreign Currency..........         0.31             0.08             1.81
                                  -------          -------          -------
    Total From Investment
     Operations.............         0.37             0.11             1.89
                                  -------          -------          -------
Less Distributions:
 Dividends to Shareholders
  from Net Investment
  Income....................           --            (0.04)           (0.07)
 Distributions to
  Shareholders from Net
  Capital Gains.............           --            (0.28)           (0.01)
                                  -------          -------          -------
    Total Distributions.....           --            (0.32)           (0.08)
                                  -------          -------          -------
Net Asset Value, End of
 Period.....................      $ 11.97          $ 11.60          $ 11.81
                                  =======          =======          =======
-----------------------------------------------------------------------------------------------
Total Return................         3.28%            0.82%           18.98%
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period
  (000).....................      $71,631          $69,172          $47,472
 Ratio of Expenses to
  Average Net Assets........         1.05%(2)(3)      1.05%(2)         1.00%(2)(3)
 Ratio of Net Income to
  Average Net Assets........         1.04%(3)         0.06%            0.82%(3)
 Portfolio turnover rate....        20.85%           42.15%           39.49%

--------
(1) Commencement of operations.
(2) Without the waiver of advisory fees and administration fees, the annualized ratio of expenses to average net assets for the six months ended November 30, 1995 and the year ended May 31, 1995 and the period ended May 31, 1994 would have been 1.15%, 1.16% and 1.20%, respectively.
(3) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                       INTERMEDIATE FIXED INCOME FUND
                          ---------------------------------------------------------------------------------------------
                             FOR THE SIX       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE PERIOD
                            MONTHS ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   MARCH 14, 1991 (1)
                          NOVEMBER 30, 1995  MAY 31, 1995  MAY 31, 1994  MAY 31, 1993  MAY 31, 1992   TO MAY 31, 1991
                          -----------------  ------------  ------------  ------------  ------------  ------------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....        $10.43          $10.10        $10.55        $10.31         $9.97           $10.00
                               -------         -------       -------       -------       -------           ------
Income From Investment
 Operations:
 Net Investment Income..          0.30            0.56          0.50          0.56          0.60             0.13
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........          0.17            0.33         (0.39)         0.24          0.34            (0.03)
                               -------         -------       -------       -------       -------           ------
    Total From Invest-
     ment Operations....          0.47            0.89          0.11          0.80          0.94             0.10
                               -------         -------       -------       -------       -------           ------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....         (0.30)          (0.56)        (0.50)        (0.56)        (0.60)           (0.13)
 Distributions to
  Shareholders from Net
  Capital Gains.........           --               --         (0.06)           --            --               --
                               -------         -------       -------       -------       -------           ------
    Total
     Distributions......         (0.30)          (0.56)        (0.56)        (0.56)        (0.60)           (0.13)
                               -------         -------       -------       -------       -------           ------
Net Asset Value, End of
 Period.................        $10.60          $10.43        $10.10        $10.55        $10.31            $9.97
                               =======         =======       =======       =======       =======           ======
-----------------------------------------------------------------------------------------------------------------------
Total Return............          4.54%           9.13%         0.94%         7.94%         9.68%            4.78%(3)
-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $42,283         $44,652       $35,008       $28,078       $17,549           $1,298
 Ratio of Expenses to
  Average Net Assets....         0.60%(2)(3)     0.60%(2)      0.55%(2)      0.55%(2)      0.55%(2)         0.55%(2)(3)
 Ratio of Net Income to
  Average Net Assets....         5.66%(3)        5.56%         4.75%         5.32%         5.76%            6.17%(3)
Portfolio turnover
 rate...................        25.01%          22.01%        48.58%        12.29%        13.76%           34.73%

--------
(1) Commencement of operations.
(2) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1995 and the years ended May 31, 1995, May 31, 1994, May 31, 1993, and May 31, 1992, and the period ended May 31, 1991 would have been .70%, .70%, .66%, .64%, .72%, and .97% (annualized), respectively.
(3) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                         MARYLAND TAX-EXEMPT BOND FUND
                          ---------------------------------------------------------------
                               FOR THE       FOR THE YEAR  FOR THE YEAR   FOR THE PERIOD
                          SIX MONTHS ENDED      ENDED         ENDED      JUNE 2, 1992 (1)
                          NOVEMBER 30, 1995  MAY 31, 1995  MAY 31, 1994  TO MAY 31, 1993
                          -----------------  ------------  ------------  ----------------
                             (UNAUDITED)
Net Asset Value, Begin-
 ning of Period.........        $10.40          $10.25        $10.55          $10.00
                               -------         -------       -------         -------
Income From Investment
 Operations:
 Net Investment Income..          0.25            0.49          0.50            0.48
 Net Realized and
  Unrealized
  Gain (Loss) on Invest-
   ments................          0.18            0.15         (0.28)           0.55
                               -------         -------       -------         -------
    Total From
     Investment
     Operations.........          0.43            0.64          0.22            1.03
                               -------         -------       -------         -------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....         (0.25)          (0.49)        (0.50)          (0.48)
 Distributions to
  Shareholders from Net
  Capital Gains.........            --              --         (0.02)             --
                               -------         -------       -------         -------
    Total Distribu-
     tions..............         (0.25)          (0.49)        (0.52)          (0.48)
                               -------         -------       -------         -------
Net Asset Value, End of
 Period.................        $10.58          $10.40        $10.25          $10.55
                               =======         =======       =======         =======
------------------------------------------------------------------------------------------
Total Return............          4.17%           6.48%         1.99%          10.59%(3)
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Pe-
  riod (000)............       $11,933         $12,360       $20,008         $15,707
 Ratio of Expenses to
  Average Net Assets....         0.62%(2)(3)     0.62%(2)      0.55%(2)        0.55%(2)(3)
 Ratio of Net Income to
  Average Net Assets....         4.76%(3)        4.83%         4.66%           4.78%(3)
Portfolio turnover
 rate...................        10.78%          36.80%        33.89%          17.59%

--------
(1) Commencement of operations.
(2) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1995 and the years ended May 31, 1995 and May 31, 1994 and the period ended May 31, 1993 would have been 1.06%, .97%, .86%, and .94% (annualized), respec-tively.
(3) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

  M.S.D.&T. Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Com-pany was incorporated in Maryland on March 7, 1989. The Articles of Incorpora-tion of the Company authorize ten billion shares, having a par value of $.001 per share. The Company is a series fund which is currently authorized to issue eight classes of common stock, each of which corresponds to shares in one of eight investment portfolios: the Prime Money Market Fund (Class A), the Gov-ernment Money Market Fund (Class B), the Tax-Exempt Money Market Fund (Class
C), the Tax-Exempt Money Market Fund (Trust) (Class D), the Value Equity Fund (Class E), the Intermediate Fixed Income Fund (Class F), the Maryland Tax-Ex-empt Bond Fund (Class G) and the International Equity Fund (Class H)-(the "Funds").

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

  A) Security Valuation: Investment securities held by the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund and Tax-Exempt Money Market Fund (Trust) (the "Money Market Funds") are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or pre-mium is recorded until maturity of the security. Regular review and moni-toring of the valuation is performed pursuant to procedures adopted by the Company's Board of Directors in an attempt to avoid dilution or other unfair results to shareholders. The Money Market Funds each seek to main-tain a stable net asset value of $1.00 per share, but there can be no as-surance that they will be able to do so.

    Investments held by the Value Equity Fund, International Equity Fund, Intermediate Fixed Income Fund and Maryland Tax-Exempt Bond Fund are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on for-eign exchanges are generally valued at the closing values of such secu-rities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preced-ing closing values and provided further, that when an occurrence subse-quent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through considera-tion of other factors by or under the direction of the Company's Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the- counter market are valued at the mean of the most recent available quoted bid and asked prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES -- CONTINUED

    Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and asked prices provided by in-vestment dealers. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates fair value. The net asset value per share of the Value Equity Fund, International Equity Fund, Intermediate Fixed Income Fund and Maryland Tax-Exempt Bond Fund will fluctuate as the values of their respective investment portfolios change.

  B) Security Transactions and Investment Income: Security transactions are accounted for on the trade date. The cost of investments sold is deter-mined by use of the specific identification method for both financial re-porting and income tax purposes. Interest income is recorded on the ac-crual basis; dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a specific Fund are allocated based on the relative net assets of each Fund.

  C) Dividends and Distributions to Shareholders: Dividends from net invest-ment income are declared daily and paid monthly to shareholders of the Money Market Funds, Intermediate Fixed Income Fund and the Maryland Tax-Exempt Bond Fund; are declared and paid quarterly to shareholders of the Value Equity Fund; and are declared and paid semiannually to shareholders of the International Equity Fund. Any net realized capital gains are dis-tributed annually.

    Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments for foreign currency transactions.

  D) Federal Income Taxes: Each of the Funds is a separate taxable entity and intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and, among other things, is required to make the requisite distributions to its sharehold-ers which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

    Under current tax law, capital losses and foreign currency losses real-ized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following losses will be treated as arising on the first day of fiscal year ended May 31, 1996.

                                                 CAPITAL LOSSES FOREIGN CURRENCY
                                                    DEFERRED    LOSSES DEFERRED
                                                 -------------- ----------------
      Tax-Exempt Money Market Fund..............    $    70            --
      International Equity Fund.................       --          $1,795,678
      Intermediate Fixed Income Fund............     25,645
      Maryland Tax-Exempt Bond Fund.............    567,203            --

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES -- CONTINUED

  E) Organizational Costs: Costs incurred in connection with the registration and initial public offering of shares of the Funds have been deferred and are being amortized on a straight-line basis for a five-year period. The Company's previous distributor has agreed that in the event it redeems any of its shares during such period, it will reimburse the Company for any unamortized organizational costs in the same proportion as the number of shares to be redeemed bears to the number of shares that were ini-tially purchased by the distributor and remain outstanding at the time of redemption.

  F) Repurchase Agreements: The Prime Money Market Fund, Government Money Mar-ket Fund, Value Equity Fund, International Equity Fund, Intermediate Fixed Income Fund and Maryland Tax-Exempt Bond Fund may agree to purchase portfolio securities from financial institutions, such as banks and bro-ker-dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. In the case of the Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining matu-rity of portfolio investments. The seller will be required on a daily ba-sis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued inter-est), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily.

  G) Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and li-abilities at the rate of exchange prevailing at the end of the respective period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The Inter-national Equity Fund does not isolate that portion of the results of op-erations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  H) Forward Foreign Currency Contracts: The International Equity Fund enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio hold-ings. All commitments are marked-to-market daily at the applicable for-eign exchange rate and any resulting unrealized gains or losses are re-corded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in income as a component of realized gain or loss on foreign currency.

    Such contracts, which protect the value of a Fund's investment securi-ties against a decline in the value of currency, do not eliminate fluc-tuations in the underlying prices of the securities, but merely estab-lish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency in-crease.

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)

2. INVESTMENT ADVISER, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

  Mercantile-Safe Deposit and Trust Company ("Mercantile") provides investment advisory and administration services to each Fund pursuant to Investment Advi-sory Agreements and an Administration Agreement. For its services the Adviser, Mercantile receives an advisory fee computed daily and payable monthly at an annual rate of .25% of the average daily net assets of each of the Prime Money Market Fund, Government Money Market Fund, and Tax-Exempt Money Market Fund;
 .60% of the average daily net assets of the Value Equity Fund; .80% of the av-erage daily net assets of the International Equity Fund (.45% of which fee Mercantile pays to Dunedin Fund Managers Ltd., as sub-adviser; .35% of the av-erage daily net assets of the Intermediate Fixed Income Fund; and .50% of the average daily net assets of the Maryland Tax-Exempt Bond Fund. For its serv-ices as Administrator, Mercantile receives an administration fee computed daily and payable monthly at an annual rate of .125% of the average daily net assets of each Fund. Mercantile may, at its discretion, voluntarily waive any portion of its advisory fee or its administration fee for any Fund. Mercantile does not receive a fee for advisory services provided to the Tax-Exempt Money Market Fund (Trust).

  Shares in each Fund are sold on a continuous basis without a sales load by the Company's distributor, BISYS Funds Services ("the Distributor"). The Dis-tributor receives no fee for these services.

  Directors of the Company each receive from the Company an annual fee of $3,500 and a fee of $1,625 for each Board meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company for serving as offi-cers. No person who is a director, officer or employee of the Adviser serves as a director, officer or employee of the Company. During the six months ended November 30, 1995, the Funds paid legal fees to a law firm, a partner of which serves as Secretary of the Company.

3. NET ASSETS

  At November 30, 1995, net assets consisted of the following:

                            PRIME       GOVERNMENT    TAX-EXEMPT    TAX-EXEMPT
                         MONEY MARKET  MONEY MARKET  MONEY MARKET  MONEY MARKET
                             FUND          FUND          FUND      FUND (TRUST)
                         ------------  ------------  ------------  ------------
Capital Paid-In......... $383,057,578  $282,833,782  $61,786,520   $51,808,363
Accumulated Realized
 Loss on Investments....      (78,800)     (148,313)      (7,826)       (3,027)
                         ------------  ------------  -----------   -----------
                         $382,978,778  $282,685,469  $61,778,694   $51,805,336
                         ============  ============  ===========   ===========

                             M.S.D.&T. FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)

3. NET ASSETS -- CONTINUED

                              VALUE     INTERNATIONAL INTERMEDIATE   MARYLAND
                              EQUITY       EQUITY     FIXED INCOME  TAX-EXEMPT
                               FUND         FUND          FUND       BOND FUND
                           ------------ ------------- ------------  -----------
Capital Paid-In........... $ 81,751,369  $66,767,521  $41,198,682   $12,134,903
Accumulated Realized Gain
 (Loss) on Investments....    4,898,156    4,084,559     (115,652)     (724,151)
Net Unrealized
 Appreciation on
 Investments and Foreign
 Currency.................   13,186,341      632,522    1,206,847       522,422
Undistributed Net
 Investment Income
 (Distribution in Excess
 of Net Investment
 Income)..................      436,132      146,786       (6,696)           --
                           ------------  -----------  -----------   -----------
                           $100,271,998  $71,631,388  $42,283,181   $11,933,174
                           ============  ===========  ===========   ===========

4. CAPITAL STOCK

  Transactions in shares of the Company are summarized as follows:

                            PRIME MONEY MARKET FUND       GOVERNMENT MONEY MARKET FUND
                         ------------------------------  ------------------------------
                            FOR THE SIX    FOR THE YEAR     FOR THE SIX    FOR THE YEAR
                           MONTHS ENDED       ENDED        MONTHS ENDED       ENDED
                         NOVEMBER 30, 1995 MAY 31, 1995  NOVEMBER 30, 1995 MAY 31, 1995
                         ----------------- ------------  ----------------- ------------
Shares Sold.............    235,571,575     492,510,690     273,656,599     467,743,955
Shares Redeemed.........   (235,137,961)   (457,766,048)   (254,787,196)   (477,734,723)
Shares Reinvested.......        504,457         683,060          75,214          84,488
                           ------------    ------------    ------------    ------------
Net Increase (Decrease)
 in Shares..............        938,071      35,427,702      18,944,617      (9,906,280)
Shares Outstanding:
 Beginning of Period....    382,119,507     346,691,805     263,889,165     273,795,445
                           ------------    ------------    ------------    ------------
 End of Period..........    383,057,578     382,119,507     282,833,782     263,889,165
                           ============    ============    ============    ============

                             M.S.D.&T. FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)

4. CAPITAL STOCK -- CONTINUED

                                   TAX-EXEMPT                      TAX-EXEMPT
                               MONEY MARKET FUND           MONEY MARKET FUND (TRUST)
                         ------------------------------  ------------------------------
                            FOR THE SIX    FOR THE YEAR     FOR THE SIX    FOR THE YEAR
                           MONTHS ENDED       ENDED        MONTHS ENDED       ENDED
                         NOVEMBER 30, 1995 MAY 31, 1995  NOVEMBER 30, 1995 MAY 31, 1995
                         ----------------- ------------  ----------------- ------------
Shares Sold.............     51,987,589      93,743,923      19,133,261     46,932,392
Shares Redeemed.........    (59,305,536)   (106,897,393)    (22,369,521)   (65,118,642)
Shares Reinvested.......          2,123          32,063               0              0
                            -----------    ------------     -----------    -----------
Net Increase (Decrease)
 in Shares..............     (7,315,824)    (13,121,407)     (3,236,260)   (18,186,250)
Shares Outstanding:
 Beginning of Period....     69,102,344      82,223,751      55,044,623     73,230,873
                            -----------    ------------     -----------    -----------
 End of Period..........     61,786,520      69,102,344      51,808,363     55,044,623
                            ===========    ============     ===========    ===========

                                VALUE EQUITY FUND          INTERNATIONAL EQUITY FUND
                          ------------------------------ ------------------------------
                             FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                            MONTHS ENDED       ENDED       MONTHS ENDED       ENDED
                          NOVEMBER 30, 1995 MAY 31, 1995 NOVEMBER 30, 1995 MAY 31, 1995
                          ----------------- ------------ ----------------- ------------
Shares Sold.............        661,762       3,524,889        333,795      2,447,856
Shares Redeemed.........       (536,969)     (1,245,712)      (311,104)      (527,850)
Shares Reinvested.......         55,807         137,627              0         20,340
                              ---------      ----------      ---------      ---------
Net Increase in Shares..        180,600       2,416,804         22,691      1,940,346
Shares Outstanding:
 Beginning of Period....      6,801,920       4,385,116      5,960,654      4,020,308
                              ---------      ----------      ---------      ---------
 End of Period..........      6,982,520       6,801,920      5,983,345      5,960,654
                              =========      ==========      =========      =========

                         INTERMEDIATE FIXED INCOME FUND MARYLAND TAX-EXEMPT BOND FUND
                         ------------------------------ ------------------------------
                            FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                           MONTHS ENDED       ENDED       MONTHS ENDED       ENDED
                         NOVEMBER 30, 1995 MAY 31, 1995 NOVEMBER 30, 1995 MAY 31, 1995
                         ----------------- ------------ ----------------- ------------
Shares Sold.............       387,551       1,968,576         57,682        127,758
Shares Redeemed.........      (730,034)     (1,215,322)      (126,176)      (912,593)
Shares Reinvested.......        51,925          60,963          7,992         14,372
                             ---------      ----------      ---------      ---------
Net Increase (Decrease)
 in Shares..............      (290,558)        814,217        (60,502)      (770,463)
Shares Outstanding:
 Beginning of Period....     4,280,311       3,466,094      1,188,798      1,959,261
                             ---------      ----------      ---------      ---------
 End of Period..........     3,989,753       4,280,311      1,128,296      1,188,798
                             =========      ==========      =========      =========

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
                                  (UNAUDITED)

5. FORWARD FOREIGN CURRENCY CONTRACTS

  A summary of forward foreign currency contracts which were outstanding at November 30, 1995 is as follows:

                                                                               NET UNREALIZED
                                                CONTRACTS TO                   APPRECIATION/
                          SETTLEMENT DATES     DELIVER/RECEIVE IN EXCHANGE FOR (DEPRECIATION)
                          ----------------     --------------- --------------- --------------
Foreign Currency Sales..      2/16/96       JY  1,278,851,900    $12,700,000      $14,688
                                                                 -----------      -------
                                                                 $12,700,000      $14,688
                                                                 -----------      -------
Foreign Currency Pur-
 chases.................      12/5/95       IT    787,500,000        493,730       (1,380)
                                                                 -----------      -------
                                                                 $   493,730      $(1,380)
                                                                 ===========      -------
                                                                                  $13,308
                                                                                  =======

Currency Legend
ITItalian Lira
JYJapanese Yen

6. PURCHASES & SALES OF SECURITIES

  For the six months ended November 30, 1995, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

                                                            U.S.       U.S.
                                                         GOVERNMENT GOVERNMENT
                                 PURCHASES *   SALES *   PURCHASES     SALES
                                 ----------- ----------- ---------- -----------
Value Equity Fund..............  $19,548,511 $14,244,978          0 $ 4,011,250
International Equity Fund......   21,831,579  14,370,543          0           0
Intermediate Fixed Income
 Fund..........................            0   1,488,815 10,440,791  11,965,259
Maryland Tax-Exempt Bond Fund..    1,264,702   1,912,180          0           0

*(excluding short-term and U.S. Government securities)

7. CAPITAL LOSS CARRYOVERS

  At May 31, 1995, the following Funds had capital loss carryovers:

                                                         CAPITAL LOSS EXPIRATION
                                                          CARRYOVER      YEAR
                                                         ------------ ----------
      Prime Money Market Fund...........................   $ 60,625      2003
      Government Money Market Fund......................    136,826      2003
      Tax-Exempt Money Market Fund......................      2,596      2003
      Tax-Exempt (Trust) Money Market Fund..............      1,405      2003
      Intermediate Fixed Income Fund....................     77,671      2003
      Maryland Tax-Exempt Bond Fund.....................    227,043      2003

  The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

                           IMPORTANT TAX INFORMATION

During the calendar year ended December 31, 1995:

    100.0% of the distributions paid by the Prime Money Market Fund, the Government Money Market Fund and the Intermediate Fixed Income Fund were derived from net investment income and are taxable as ordinary in-come.

    43.8% of the distributions paid by the Value Equity Fund were derived from net investment income and short-term capital gains and are taxable as ordinary income and 56.2% were derived from long term capital gains and are taxable at the long term capital gain rate. Of such distribu-tions derived from net investment income and short-term capital gains, 100% qualify for the dividends received deduction available to corpo-rate shareholders.

    100.0% of the distributions paid by the Tax-Exempt Money Market Fund and the Tax-Exempt Money Market Fund (Trust) were exempt-interest divi-dends, excludable from gross income for Federal income tax purposes.

    99.5% of the distributions paid by the Maryland Tax-Exempt Bond Fund were exempt-interest dividends, excludable from gross income for Fed-eral income tax purposes and 0.5% were derived from market discount on tax exempt bonds and are taxable as ordinary income.

    48.7% of the distributions paid by the International Equity Fund were derived from net investment income and short-term capital gains and are taxable as ordinary income and 51.3% were derived from long term capi-tal gains and are taxable at the long term capital gain rate.

                          CAPITAL GAIN DISTRIBUTIONS

During the calendar year of 1995, the M.S.D.&T. Funds distributed capital gains to shareholders of the Value Equity Fund and the International Equity Fund. The Securities and Exchange Commission requires mutual funds to disclose to shareholders the composition of the capital gain distribution. Pursuant to this requirement, these percentages are listed below:

                                                            SHORT-TERM LONG-TERM
                                                            ---------- ---------
      Value Equity Fund (on 12/1/95).......................    15.6%     84.4%
      International Equity Fund (on 12/27/95)..............    43.0%     57.0%

Short-term capital gain distributions are taxable to you as ordinary income. Long-term capital gain distributions are taxable to you as long term capital gains.

CUSTODIAN (EXCEPT FOR THE INTERNATIONAL EQUITY FUND)

Fifth Thrift Bank
Cincinnati, OH

DISTRIBUTOR

BISYS Funds Services
Columbus, Ohio

CUSTODIAN FOR THE INTERNATIONAL EQUITY FUND AND TRANSFER AGENT:

State Street Bank and Trust Company
Boston, MA

This report is submitted for the general information of the shareholders of M.S.D.& T. Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by current Prospectuses for the Funds which contain information concerning the Funds' investment policies and ex-penses as well as other pertinent information.

Shares of the Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by Mercantile Safe Deposit and Trust Company, its parent company or its affiliates and are not federally insured or guaran-teed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves investment risks, including possible loss of principal.